UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Balanced Fund -
Class A, Class T, Class B
and Class C

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-16.40%	0.44%	0.52%
Class T (incl. 3.50% sales charge)	-14.64%	0.68%	0.50%
Class B (incl. contingent deferred sales charge) A	-16.31%	0.50%	0.54%
Class C (incl. contingent deferred sales charge) B	-12.89%	0.85%	0.32%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Balanced Fund - Class A on August 31, 1999, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: From unprecedented lows to an uplifting rally, investors rode a wave of volatility during the year ending August 31, 2009. The period opened with a string of large financial institutions either collapsing or being forced into mergers or government conservatorship. Investors began to sell off riskier assets in a flight to quality, and governments around the globe began massive interventions to shore up the economy and stabilize the financial system. By March, some of these efforts took root and signs of a potential recovery began to emerge: Corporate profits, though still weak, began to stabilize, and valuations started to return to normal trading ranges. For the year, the Standard & Poor's 500SM Index declined 18.25%, though up nearly 41% in the final six months. Meanwhile, the blue-chip-laden Dow Jones Industrial AverageSM fell 14.85% and the technology-heavy Nasdaq Composite® Index posted a 14.25% loss. By contrast, the fixed-income markets produced positive returns, with the Barclays Capital U.S. Aggregate Bond Index - an expansive measure of the investment-grade bond universe - gaining 7.94% for the 12 months. High-yield bonds made a strong comeback during the second half of the period when riskier assets came into favor, and the benchmark Merrill Lynch® U.S. High Yield Master II Constrained Index finished the year up 6.40%.

Comments from Robert Stansky and Ford O'Neil, Co-Portfolio Managers of Fidelity® Advisor Balanced Fund: The fund's Class A, Class T, Class B and Class C shares returned -11.30%, -11.54%, -11.98% and -12.02%, respectively (excluding sales charges), for the year, versus -7.75% for the Fidelity Balanced 60/40 Composite Index, a hypothetical blend of the total returns of the S&P 500® and the Barclays Aggregate Bond index, using weightings of 60% and 40%, respectively. The fund lagged due to poor stock selection and an underweighting in the more stable investment-grade bond sleeve, partially offset by an out-of-index allocation to high-yield bonds, which did well. In the equity sleeve, stock picks in energy were weakest, with subpar results also in industrials and utilities. Among the biggest detractors were drill-rig maker National Oilwell Varco and consumer electronics giant Apple, the latter due to untimely ownership. Conversely, a non-index stake in Dutch semiconductor equipment manufacturer ASML Holding was the top contributor. The investment-grade bond sleeve was bolstered by its exposure - both direct and through Fidelity fixed-income central funds - to spread-based bonds, which snapped back strongly, though not quite enough to offset earlier losses. We've since trimmed our exposure to the central funds, while also maintaining some of the same securities directly.

Comments from Robert Stansky and Ford O'Neil, Co-Portfolio Managers of Fidelity® Advisor Balanced Fund: The fund's Institutional Class shares returned -11.07% for the year, versus -7.75% for the Fidelity Balanced 60/40 Composite Index, a hypothetical blend of the total returns of the S&P 500® and the Barclays Aggregate Bond index, using weightings of 60% and 40%, respectively. The fund lagged the index due to poor stock selection and an underweighting in the more stable investment-grade bond sleeve, partially offset by an out-of-index allocation to high-yield bonds, which did well. In the equity sleeve, stock picks in energy were weakest, with subpar results also in industrials and utilities. Among the biggest detractors were drill-rig maker National Oilwell Varco and consumer electronics giant Apple, the latter due to untimely ownership. Conversely, a non-index stake in Dutch semiconductor equipment manufacturer ASML Holding was the top contributor. The investment-grade bond sleeve was bolstered by its exposure - both direct and through Fidelity fixed-income central funds - to spread-based bonds, which snapped back strongly, though not quite enough to offset earlier losses. We've since trimmed our exposure to the central funds, while also maintaining some of the same securities directly.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.07%
Actual		$ 1,000.00	$ 1,323.20	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.28%
Actual		$ 1,000.00	$ 1,321.90	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.51
Class B	1.85%
Actual		$ 1,000.00	$ 1,318.20	$ 10.81
HypotheticalA		$ 1,000.00	$ 1,015.88	$ 9.40
Class C	1.83%
Actual		$ 1,000.00	$ 1,318.00	$ 10.69
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,325.90	$ 4.57
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	1.7	1.5
Microsoft Corp.	1.3	1.3
Wells Fargo & Co.	1.1	0.6
Verizon Communications, Inc.	1.0	1.0
Chevron Corp.	1.0	0.4
	6.1
Top Five Bond Issuers as of August 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.3	6.7
Fannie Mae	10.2	10.7
Freddie Mac	2.1	5.6
Government National Mortgage Association	1.6	0.8
Federal Home Loan Bank	0.5	0.5
	24.7
Top Five Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.0	9.7
Information Technology	10.9	10.6
Health Care	8.2	9.6
Energy	7.6	9.1
Consumer Staples	7.3	9.0
Asset Allocation (% of fund's net assets)
As of August 31, 2009 *	As of February 28, 2009 **
Stocks and Equity Futures 58.5%	Stocks and Equity Futures 59.4%
Bonds 43.4%	Bonds 45.0%
Other Government Related† 0.2%	Other Government Related 0.0%
Convertible Securities 0.3%	Convertible Securities 0.2%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets*** (2.7)%	Short-Term Investments and Net Other Assets*** (4.9)%

* Foreign investments	12.0%	** Foreign investments	10.1%
† Includes FDIC Guaranteed Corporate Securities.
*** Short-term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Common Stocks - 57.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.3%
BorgWarner, Inc.	14,700	$ 436
Johnson Controls, Inc.	64,600	1,600
TRW Automotive Holdings Corp. (a)	35,384	625
		2,661
Automobiles - 0.1%
Harley-Davidson, Inc.	23,100	554
Distributors - 0.2%
Li & Fung Ltd.	537,000	1,784
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	13,423	1,137
Regis Corp.	23,137	374
		1,511
Hotels, Restaurants & Leisure - 0.4%
Burger King Holdings, Inc.	23,700	425
McDonald's Corp.	24,600	1,384
Royal Caribbean Cruises Ltd.	47,000	897
Starwood Hotels & Resorts Worldwide, Inc.	32,400	965
Wendy's/Arby's Group, Inc.	41,400	209
		3,880
Household Durables - 0.4%
D.R. Horton, Inc.	48,400	649
Mohawk Industries, Inc. (a)	22,124	1,109
Newell Rubbermaid, Inc.	46,800	651
Pulte Homes, Inc.	26,017	332
Whirlpool Corp.	18,745	1,204
		3,945
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	25,051	2,034
Expedia, Inc. (a)	37,362	861
Priceline.com, Inc. (a)	4,300	662
		3,557
Leisure Equipment & Products - 0.1%
Brunswick Corp.	18,687	174
Hasbro, Inc.	14,700	417
		591
Media - 1.7%
Central European Media Enterprises Ltd. Class A (a)	24,300	698
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
Class A	69,957	$ 1,072
Class A (special) (non-vtg.)	92,600	1,351
Discovery Communications, Inc. (a)	21,900	568
DISH Network Corp. Class A (a)	33,616	548
DreamWorks Animation SKG, Inc. Class A (a)	27,089	915
Interpublic Group of Companies, Inc. (a)	91,200	574
Liberty Global, Inc. Class A (a)	25,900	567
Martha Stewart Living Omnimedia, Inc. Class A (a)	10,946	78
The DIRECTV Group, Inc. (a)(d)	108,100	2,677
The Walt Disney Co.	160,800	4,187
Time Warner Cable, Inc.	42,476	1,568
Viacom, Inc. Class B (non-vtg.) (a)	50,800	1,272
		16,075
Multiline Retail - 0.3%
Kohl's Corp. (a)	9,288	479
Target Corp.	60,700	2,853
		3,332
Specialty Retail - 1.3%
Best Buy Co., Inc.	14,625	531
Home Depot, Inc.	128,200	3,499
Lowe's Companies, Inc.	147,000	3,161
MarineMax, Inc. (a)	19,014	134
Ross Stores, Inc.	14,779	689
Sally Beauty Holdings, Inc. (a)	62,300	443
Staples, Inc.	54,640	1,181
Tiffany & Co., Inc.	14,500	528
TJX Companies, Inc.	48,300	1,736
Urban Outfitters, Inc. (a)	17,700	503
Zumiez, Inc. (a)	24,300	307
		12,712
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc. (a)	9,000	226
LVMH Moet Hennessy - Louis Vuitton	5,414	518
Ports Design Ltd.	149,500	342
		1,086
TOTAL CONSUMER DISCRETIONARY		51,688
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.7%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	37,968	$ 1,639
Coca-Cola Enterprises, Inc.	56,161	1,135
Coca-Cola FEMSA SAB de CV sponsored ADR	6,836	305
Coca-Cola Icecek AS	24,254	170
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,250	317
Constellation Brands, Inc. Class A (sub. vtg.) (a)	116,045	1,716
Diageo PLC sponsored ADR	12,983	805
Dr Pepper Snapple Group, Inc. (a)	45,318	1,198
Embotelladora Andina SA sponsored ADR	18,439	316
Fomento Economico Mexicano SAB de CV sponsored ADR	4,100	149
Molson Coors Brewing Co. Class B	43,754	2,073
Pepsi Bottling Group, Inc.	13,700	490
PepsiCo, Inc.	88,058	4,990
The Coca-Cola Co.	88,945	4,338
		19,641
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	16,500	841
CVS Caremark Corp.	144,088	5,406
Kroger Co.	92,950	2,007
Safeway, Inc.	87,288	1,663
Wal-Mart Stores, Inc.	65,882	3,351
Walgreen Co.	66,977	2,269
		15,537
Food Products - 1.0%
Archer Daniels Midland Co.	39,845	1,149
Bunge Ltd.	3,357	225
Cadbury PLC sponsored ADR	6,600	249
General Mills, Inc.	14,771	882
Green Mountain Coffee Roasters, Inc. (a)	22,185	1,335
Nestle SA (Reg.)	57,975	2,408
SLC Agricola SA	17,300	139
Tyson Foods, Inc. Class A	52,900	634
Unilever NV (NY Shares)	68,755	1,920
Viterra, Inc. (a)	19,800	174
		9,115
Household Products - 1.0%
Colgate-Palmolive Co.	12,927	940
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Energizer Holdings, Inc. (a)	12,200	$ 798
Procter & Gamble Co.	146,655	7,936
		9,674
Personal Products - 0.2%
Avon Products, Inc.	56,410	1,798
Mead Johnson Nutrition Co. Class A	4,221	167
		1,965
Tobacco - 0.8%
Altria Group, Inc.	122,408	2,238
British American Tobacco PLC sponsored ADR	51,400	3,122
Philip Morris International, Inc.	48,905	2,235
Souza Cruz Industria Comerico	5,050	161
		7,756
TOTAL CONSUMER STAPLES		63,688
ENERGY - 6.3%
Energy Equipment & Services - 1.6%
Atwood Oceanics, Inc. (a)	22,684	646
ENSCO International, Inc.	15,844	585
Global Industries Ltd. (a)	29,232	278
Helix Energy Solutions Group, Inc. (a)	29,188	341
Helmerich & Payne, Inc.	44,600	1,492
Nabors Industries Ltd. (a)	77,247	1,366
National Oilwell Varco, Inc. (a)	64,300	2,337
Noble Corp.	46,957	1,645
Patterson-UTI Energy, Inc.	44,541	592
Pride International, Inc. (a)	31,200	804
Seahawk Drilling, Inc. (a)	2,126	47
Smith International, Inc.	41,850	1,154
Transocean Ltd. (a)	8,000	607
Weatherford International Ltd. (a)	159,600	3,184
		15,078
Oil, Gas & Consumable Fuels - 4.7%
Chesapeake Energy Corp.	53,800	1,229
Chevron Corp.	134,348	9,396
China Shenhua Energy Co. Ltd. (H Shares)	80,000	323
Concho Resources, Inc. (a)	84,163	2,743
Continental Resources, Inc. (a)(d)	6,588	233
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	105,528	$ 1,606
Ellora Energy, Inc. (a)(e)	106,700	678
Energy Resources of Australia Ltd.	13,003	286
EXCO Resources, Inc. (a)	91,150	1,336
Hess Corp.	4,000	202
Marathon Oil Corp.	19,382	598
Occidental Petroleum Corp.	35,587	2,601
OPTI Canada, Inc. (a)(e)	8,300	13
Petrobank Energy & Resources Ltd. (a)	8,000	297
Petrohawk Energy Corp. (a)	131,535	2,832
Plains Exploration & Production Co. (a)	68,390	1,795
Range Resources Corp.	14,050	680
Royal Dutch Shell PLC Class B ADR	157,400	8,522
SandRidge Energy, Inc. (a)	85,075	1,038
Southwestern Energy Co. (a)	67,671	2,494
Suncor Energy, Inc.	145,680	4,457
TriStar Oil & Gas Ltd. (a)	27,400	368
Ultra Petroleum Corp. (a)	24,000	1,114
Uranium One, Inc. (a)	18,000	40
		44,881
TOTAL ENERGY		59,959
FINANCIALS - 8.8%
Capital Markets - 1.1%
BlackRock, Inc. Class A	2,650	529
Evercore Partners, Inc. Class A	6,500	164
Goldman Sachs Group, Inc.	13,760	2,277
Greenhill & Co., Inc.	1,500	119
Janus Capital Group, Inc.	40,300	513
Morgan Stanley	111,600	3,232
Nomura Holdings, Inc.	29,500	261
State Street Corp.	45,200	2,372
UBS AG (For. Reg.) (a)	67,024	1,234
		10,701
Commercial Banks - 2.5%
Allied Irish Banks PLC	34,300	136
Bangkok Bank Ltd. PCL (For. Reg.)	7,600	25
Credit Agricole SA	11,800	219
Gunma Bank Ltd.	38,000	215
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Mitsubishi UFJ Financial Group, Inc.	188,900	$ 1,201
PNC Financial Services Group, Inc.	82,478	3,513
Standard Chartered PLC (United Kingdom)	18,942	431
Sumitomo Mitsui Financial Group, Inc.	57,500	2,478
SunTrust Banks, Inc.	38,129	891
U.S. Bancorp, Delaware	156,178	3,533
Umpqua Holdings Corp.	22,900	236
Univest Corp. of Pennsylvania	10,400	216
Wells Fargo & Co.	379,773	10,451
		23,545
Consumer Finance - 0.6%
American Express Co.	101,700	3,439
Capital One Financial Corp.	39,000	1,454
Discover Financial Services	52,242	718
		5,611
Diversified Financial Services - 2.2%
Bank of America Corp.	208,357	3,665
BM&F BOVESPA SA	27,200	168
CME Group, Inc.	2,095	610
JPMorgan Chase & Co.	373,956	16,252
		20,695
Insurance - 1.7%
ACE Ltd.	41,173	2,148
Allstate Corp.	9,800	288
AMP Ltd.	15,927	86
Aon Corp.	16,968	709
CNA Financial Corp.	51,919	1,270
eHealth, Inc. (a)	16,645	308
Everest Re Group Ltd.	1,800	152
Genworth Financial, Inc. Class A	81,100	856
Lincoln National Corp.	38,100	962
Loews Corp.	8,400	287
MetLife, Inc.	63,540	2,399
PartnerRe Ltd.	8,247	610
Principal Financial Group, Inc.	20,800	591
Protective Life Corp.	44,200	953
Prudential Financial, Inc.	114	6
Sony Financial Holdings, Inc.	254	771
The First American Corp.	1,200	38
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	40,550	$ 2,045
XL Capital Ltd. Class A	112,000	1,943
		16,422
Real Estate Investment Trusts - 0.4%
CapitaCommercial Trust (REIT)	599,000	370
Developers Diversified Realty Corp.	14,649	115
Duke Realty LP	50,400	581
Plum Creek Timber Co., Inc. (d)	14,400	436
Potlatch Corp.	14,469	421
ProLogis Trust	151,900	1,689
SL Green Realty Corp.	7,100	251
U-Store-It Trust	23,000	149
		4,012
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	11,528	165
BR Malls Participacoes SA (a)	55,300	550
Forestar Group, Inc. (a)	14,800	214
Housing Development and Infrastructure Ltd.	24,345	159
Indiabulls Real Estate Ltd.	169,316	956
		2,044
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	53,200	551
Washington Mutual, Inc.	130,000	24
		575
TOTAL FINANCIALS		83,605
HEALTH CARE - 7.9%
Biotechnology - 1.2%
Amgen, Inc. (a)	77,725	4,643
BioCryst Pharmaceuticals, Inc. (a)(d)	24,940	311
Biogen Idec, Inc. (a)	39,600	1,988
Cephalon, Inc. (a)	9,000	512
Gilead Sciences, Inc. (a)	32,286	1,455
GTx, Inc. (a)	19,586	184
Human Genome Sciences, Inc. (a)	40,000	791
ONYX Pharmaceuticals, Inc. (a)	10,489	336
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
United Therapeutics Corp. (a)	4,375	$ 400
Vanda Pharmaceuticals, Inc. (a)	25,920	354
		10,974
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	57,307	3,262
Beckman Coulter, Inc.	11,500	779
Boston Scientific Corp. (a)	190,900	2,243
Covidien PLC	86,838	3,436
Edwards Lifesciences Corp. (a)	15,170	939
ev3, Inc. (a)	31,966	407
Fisher & Paykel Healthcare Corp.	56,624	126
Mako Surgical Corp. (a)	39,311	336
Nobel Biocare Holding AG (Switzerland)	11,250	344
Quidel Corp. (a)	41,970	648
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	88,000	238
St. Jude Medical, Inc. (a)	8,167	315
William Demant Holding AS (a)	3,251	199
		13,272
Health Care Providers & Services - 1.4%
CIGNA Corp.	77,339	2,276
Community Health Systems, Inc. (a)	33,974	1,045
Express Scripts, Inc. (a)	35,265	2,547
Health Net, Inc. (a)	26,800	411
Henry Schein, Inc. (a)	21,200	1,123
Medco Health Solutions, Inc. (a)	64,414	3,557
UnitedHealth Group, Inc.	64,569	1,808
WellPoint, Inc. (a)	10,400	550
		13,317
Health Care Technology - 0.2%
HLTH Corp. (a)	159,172	2,310
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)	7,100	245
Illumina, Inc. (a)	34,548	1,219
Life Technologies Corp. (a)	53,101	2,365
QIAGEN NV (a)	44,051	905
		4,734
Pharmaceuticals - 3.2%
Abbott Laboratories	51,978	2,351
Allergan, Inc.	66,010	3,691
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Ardea Biosciences, Inc. (a)	8,400	$ 149
Elan Corp. PLC sponsored ADR (a)	46,000	333
Johnson & Johnson	77,525	4,686
King Pharmaceuticals, Inc. (a)	77,181	801
Merck & Co., Inc.	142,578	4,624
Novo Nordisk AS Series B	13,150	802
Pfizer, Inc.	549,173	9,171
Pronova BioPharma ASA (a)	114,900	332
Roche Holding AG (participation certificate)	7,701	1,224
Schering-Plough Corp.	10,599	299
Shire PLC sponsored ADR	15,500	768
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,500	283
Wyeth	13,494	646
		30,160
TOTAL HEALTH CARE		74,767
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.0%
General Dynamics Corp.	10,100	598
Honeywell International, Inc.	57,900	2,128
Lockheed Martin Corp.	24,400	1,830
Precision Castparts Corp.	6,679	610
Raytheon Co.	31,272	1,475
The Boeing Co.	18,200	904
United Technologies Corp.	29,300	1,739
		9,284
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	22,500	1,266
FedEx Corp.	13,500	928
United Parcel Service, Inc. Class B	50,800	2,716
		4,910
Building Products - 0.1%
Masco Corp.	63,411	918
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	21,647	1,072
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.2%
MYR Group, Inc. (a)	9,700	$ 199
Quanta Services, Inc. (a)	69,200	1,531
		1,730
Electrical Equipment - 0.5%
Alstom SA	15,781	1,109
Cooper Industries Ltd. Class A	17,195	555
Energy Conversion Devices, Inc. (a)(d)	18,890	211
Regal-Beloit Corp.	19,081	867
Renewable Energy Corp. AS (a)	106,467	721
SunPower Corp. Class B (a)	41,204	881
		4,344
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	11,800	389
General Electric Co.	493,351	6,858
Siemens AG sponsored ADR	18,141	1,575
Textron, Inc.	124,000	1,905
Tyco International Ltd.	31,100	986
		11,713
Machinery - 1.6%
Caterpillar, Inc.	25,800	1,169
Cummins, Inc.	67,800	3,073
Danaher Corp.	41,800	2,538
Deere & Co.	44,700	1,949
Eaton Corp.	35,400	1,910
Flowserve Corp.	1,900	164
Illinois Tool Works, Inc.	8,200	343
Ingersoll-Rand Co. Ltd.	23,200	717
Navistar International Corp. (a)	33,000	1,427
PACCAR, Inc.	20,100	727
Parker Hannifin Corp.	1,300	63
Toro Co.	14,202	539
Trinity Industries, Inc.	8,100	128
Vallourec SA	3,319	504
		15,251
Professional Services - 0.2%
Manpower, Inc.	17,700	915
Monster Worldwide, Inc. (a)	49,167	797
		1,712
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
CSX Corp.	34,796	$ 1,479
Norfolk Southern Corp.	11,800	541
Union Pacific Corp.	49,300	2,949
		4,969
Trading Companies & Distributors - 0.1%
GATX Corp.	4,200	115
W.W. Grainger, Inc.	7,300	639
WESCO International, Inc. (a)	7,100	171
		925
TOTAL INDUSTRIALS		56,828
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.0%
Ciena Corp. (a)	89,700	1,202
Juniper Networks, Inc. (a)	156,334	3,607
QUALCOMM, Inc.	44,406	2,061
Sycamore Networks, Inc. (a)	546,600	1,662
ZTE Corp. (H Shares)	115,580	538
		9,070
Computers & Peripherals - 0.4%
Apple, Inc. (a)	300	50
Hewlett-Packard Co.	1,500	67
Logitech International SA (a)	28,100	514
SanDisk Corp. (a)	204,166	3,614
Wistron Corp.	27,813	54
		4,299
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	53,339	1,370
Arrow Electronics, Inc. (a)	31,219	863
BYD Co. Ltd. (H Shares) (a)	76,500	480
Flextronics International Ltd. (a)	45,800	272
Hon Hai Precision Industry Co. Ltd. (Foxconn)	76,200	257
Tyco Electronics Ltd.	50,665	1,156
		4,398
Internet Software & Services - 0.3%
eBay, Inc. (a)	70,700	1,565
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Equinix, Inc. (a)	1,100	$ 93
Google, Inc. Class A (a)	2,200	1,016
		2,674
IT Services - 0.1%
RightNow Technologies, Inc. (a)	9,600	121
Visa, Inc. Class A	10,300	732
		853
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Semiconductor Engineering, Inc. sponsored ADR	116,400	407
Aixtron AG	13,723	269
Analog Devices, Inc.	140,500	3,969
Applied Materials, Inc.	467,000	6,155
ARM Holdings PLC sponsored ADR	23,300	148
ASAT Holdings Ltd. (a)	6,352	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0*
ASML Holding NV (NY Shares)	308,834	8,484
ATMI, Inc. (a)	43,787	744
Avago Technologies Ltd.	70,931	1,291
Brooks Automation, Inc. (a)	121,500	790
Cirrus Logic, Inc. (a)	56,353	280
Cymer, Inc. (a)	19,905	700
Hynix Semiconductor, Inc. (a)	21,020	369
Inotera Memories, Inc. (a)	1,018,000	572
Intel Corp.	431,400	8,766
International Rectifier Corp. (a)	678	13
KLA-Tencor Corp.	110,101	3,435
Kulicke & Soffa Industries, Inc. (a)	75,787	399
Lam Research Corp. (a)	93,800	2,880
Marvell Technology Group Ltd. (a)	270,807	4,130
Maxim Integrated Products, Inc.	31,400	590
MediaTek, Inc.	19,078	277
MEMC Electronic Materials, Inc. (a)	3,400	54
Micron Technology, Inc. (a)	867,400	6,393
Novellus Systems, Inc. (a)	21,500	412
Photronics, Inc. (a)	29,400	134
Richtek Technology Corp.	38,800	308
Samsung Electronics Co. Ltd.	8,690	5,364
Skyworks Solutions, Inc. (a)	66,486	775
Teradyne, Inc. (a)	170,900	1,410
Tokyo Electron Ltd.	37,400	2,034
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	17,600	$ 538
Verigy Ltd. (a)	75,700	809
Volterra Semiconductor Corp. (a)	8,485	150
		63,049
Software - 1.7%
Adobe Systems, Inc. (a)	26,574	835
BMC Software, Inc. (a)	45,322	1,616
Citrix Systems, Inc. (a)	44,800	1,598
Microsoft Corp.	488,390	12,039
Oracle Corp.	4,100	90
		16,178
TOTAL INFORMATION TECHNOLOGY		100,521
MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	20,096	1,508
Airgas, Inc.	15,900	739
Albemarle Corp.	29,825	961
Dow Chemical Co.	88,000	1,874
E.I. du Pont de Nemours & Co.	28,000	894
Fertilizantes Fosfatados SA (PN)	9,300	87
Monsanto Co.	22,187	1,861
Praxair, Inc.	16,000	1,226
Solutia, Inc. (a)	45,380	555
Terra Industries, Inc.	7,700	240
The Mosaic Co.	1,581	77
		10,022
Construction Materials - 0.0%
Vulcan Materials Co.	5,900	295
Containers & Packaging - 0.3%
Ball Corp.	14,300	693
Owens-Illinois, Inc. (a)	25,300	859
Pactiv Corp. (a)	4,800	119
Rock-Tenn Co. Class A	1,450	74
Temple-Inland, Inc.	40,769	689
		2,434
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd. (Canada)	13,000	746
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Alcoa, Inc.	7,800	$ 94
Freeport-McMoRan Copper & Gold, Inc.	8,600	542
Globe Specialty Metals, Inc.	5,800	48
Globe Specialty Metals, Inc. (Reg. S) (a)	78,300	626
Impala Platinum Holdings Ltd.	4,400	103
Ivanhoe Mines Ltd. (a)	21,100	234
Newcrest Mining Ltd.	19,785	502
Nucor Corp.	16,700	744
Yamana Gold, Inc.	59,800	550
		4,189
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	19,200	718
TOTAL MATERIALS		17,658
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	52,789	1,701
Clearwire Corp. Class A (a)	128,101	981
Qwest Communications International, Inc.	152,300	547
Verizon Communications, Inc.	303,600	9,424
		12,653
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	83,488	2,642
NII Holdings, Inc. (a)	8,692	206
Sprint Nextel Corp. (a)	317,816	1,163
Vivo Participacoes SA sponsored ADR	16,900	385
		4,396
TOTAL TELECOMMUNICATION SERVICES		17,049
UTILITIES - 2.2%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	127,504	4,007
Entergy Corp.	24,600	1,943
Exelon Corp.	12,425	621
FirstEnergy Corp.	63,578	2,869
FPL Group, Inc.	25,300	1,421
Pinnacle West Capital Corp.	17,700	583
		11,444
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	63,076	$ 862
Constellation Energy Group, Inc.	66,198	2,095
EDP Renovaveis SA (a)	14,241	141
NRG Energy, Inc. (a)	25,200	677
		3,775
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	144,908	1,797
PG&E Corp.	37,100	1,506
Sempra Energy	38,200	1,916
TECO Energy, Inc.	59,982	799
		6,018
TOTAL UTILITIES		21,237
TOTAL COMMON STOCKS (Cost $518,612)		547,000
Convertible Preferred Stocks - 0.3%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(e)	1,700	289
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	900	713
Wells Fargo & Co. 7.50%	600	512
		1,225
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0*
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	11,800	1,118
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,044)		2,632
Corporate Bonds - 8.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (e)	$ 24	$ 43
Nonconvertible Bonds - 8.0%
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	100	84
6.375% 6/15/14	1,000	1,022
		1,106
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	549
Comcast Corp. 6.45% 3/15/37	959	1,023
COX Communications, Inc.:
6.45% 12/1/36 (e)	160	164
6.95% 6/1/38 (e)	80	87
News America Holdings, Inc. 7.75% 12/1/45	510	534
News America, Inc.:
6.15% 3/1/37	235	227
6.2% 12/15/34	990	961
Time Warner Cable, Inc.:
5.85% 5/1/17	363	381
6.75% 7/1/18	430	475
7.3% 7/1/38	315	356
Time Warner, Inc. 6.5% 11/15/36	290	292
Viacom, Inc.:
6.125% 10/5/17	310	328
6.75% 10/5/37	105	110
		5,487
TOTAL CONSUMER DISCRETIONARY		6,593
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (e)	319	340
7.75% 1/15/19 (e)	500	585
		925
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	$ 790	$ 624
Food Products - 0.1%
General Mills, Inc. 5.2% 3/17/15	336	362
H.J. Heinz Finance Co. 7.125% 8/1/39 (e)	172	202
Kraft Foods, Inc.:
6% 2/11/13	470	511
6.125% 2/1/18	296	324
		1,399
Tobacco - 0.2%
Altria Group, Inc.:
9.7% 11/10/18	930	1,138
9.95% 11/10/38	260	343
Philip Morris International, Inc. 4.875% 5/16/13	291	310
Reynolds American, Inc. 7.25% 6/15/37	435	418
		2,209
TOTAL CONSUMER STAPLES		5,157
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (e)	172	204
Weatherford International Ltd. 7% 3/15/38	245	253
		457
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	153
Duke Capital LLC 6.75% 2/15/32	485	465
Duke Energy Field Services 6.45% 11/3/36 (e)	970	875
Nakilat, Inc. 6.067% 12/31/33 (e)	515	429
Nexen, Inc.:
5.875% 3/10/35	355	312
6.4% 5/15/37	290	268
NGPL PipeCo LLC 6.514% 12/15/12 (e)	245	265
Pemex Project Funding Master Trust 1.25% 12/3/12 (e)(l)	200	191
Petro-Canada:
6.05% 5/15/18	150	155
6.8% 5/15/38	395	418
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	$ 389	$ 439
Plains All American Pipeline LP:
6.125% 1/15/17	205	212
6.65% 1/15/37	320	333
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	250	256
5.5% 9/30/14 (e)	250	259
6.332% 9/30/27 (e)	380	350
6.75% 9/30/19 (e)	250	261
Suncor Energy, Inc. 6.1% 6/1/18	385	403
TEPPCO Partners LP 7.55% 4/15/38	375	438
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	351
		6,833
TOTAL ENERGY		7,290
FINANCIALS - 3.9%
Capital Markets - 1.1%
Bear Stearns Companies, Inc. 6.95% 8/10/12	775	866
BlackRock, Inc. 6.25% 9/15/17	490	515
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	497
6% 5/1/14	400	431
6.75% 10/1/37	865	866
7.5% 2/15/19	849	977
JPMorgan Chase Capital XX 6.55% 9/29/36	235	205
JPMorgan Chase Capital XXV 6.8% 10/1/37	2,025	1,908
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	170	173
6.15% 4/25/13	125	130
6.875% 4/25/18	21	21
Morgan Stanley:
4.75% 4/1/14	220	218
5.45% 1/9/17	100	99
6% 5/13/14	300	318
6.625% 4/1/18	600	641
7.3% 5/13/19	1,375	1,531
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.:
4.625% 5/1/14	$ 65	$ 69
5.5% 8/15/13	90	98
UBS AG Stamford Branch:
5.75% 4/25/18	475	467
5.875% 12/20/17	390	386
		10,416
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	1,220	1,122
Credit Suisse First Boston 6% 2/15/18	610	627
Credit Suisse First Boston New York Branch 5% 5/15/13	243	258
Credit Suisse New York Branch 5.5% 5/1/14	210	226
HBOS PLC 6.75% 5/21/18 (e)	180	150
HSBC Holdings PLC 6.5% 9/15/37	575	595
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (e)(l)	33	27
PNC Funding Corp. 6.7% 6/10/19	1,000	1,095
Santander Issuances SA Unipersonal 0.9688% 6/20/16 (e)(l)	147	135
Standard Chartered Bank 6.4% 9/26/17 (e)	642	624
Wachovia Bank NA 6.6% 1/15/38	1,000	1,031
		5,890
Consumer Finance - 0.6%
American General Finance Corp. 6.9% 12/15/17	295	182
Capital One Bank USA NA 8.8% 7/15/19	255	273
Capital One Financial Corp.:
5.7% 9/15/11	193	199
7.375% 5/23/14	290	316
Discover Financial Services 6.45% 6/12/17	1,000	872
General Electric Capital Corp.:
5.625% 9/15/17	325	326
5.875% 1/14/38	900	799
5.9% 5/13/14	400	427
6% 8/7/19	1,000	1,008
6.375% 11/15/67 (l)	500	404
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.6638% 7/26/10 (l)	$ 564	$ 516
4.5% 7/26/10	325	311
		5,633
Diversified Financial Services - 0.3%
Bank of America Corp. 5.75% 12/1/17	260	253
Citigroup, Inc.:
5.3% 10/17/12	270	273
5.5% 4/11/13	120	119
6.125% 5/15/18	877	825
8.5% 5/22/19	750	820
International Lease Finance Corp. 5.65% 6/1/14	590	443
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(l)	126	98
		2,831
Insurance - 0.4%
Allstate Corp.:
6.2% 5/16/14	264	287
7.45% 5/16/19	261	302
American International Group, Inc. 8.175% 5/15/68 (l)	305	143
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)	300	337
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (e)(l)	508	489
MetLife, Inc.:
6.75% 6/1/16	290	317
7.717% 2/15/19	403	471
Metropolitan Life Global Funding I 5.125% 6/10/14 (e)	255	266
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	350	371
Prudential Financial, Inc.:
6.2% 1/15/15	50	52
7.375% 6/15/19	120	130
The Chubb Corp.:
5.75% 5/15/18	160	174
6.5% 5/15/38	135	154
		3,493
Real Estate Investment Trusts - 0.6%
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	837
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP: - continued
5.75% 4/1/12	$ 23	$ 22
Camden Property Trust 5% 6/15/15	293	275
Duke Realty LP:
5.4% 8/15/14	210	197
5.95% 2/15/17	43	39
6.25% 5/15/13	275	276
6.5% 1/15/18	285	262
Liberty Property LP 6.625% 10/1/17	245	226
Mack-Cali Realty LP 5.05% 4/15/10	1,331	1,335
Simon Property Group LP 6.35% 8/28/12	1,500	1,593
UDR, Inc. 5.5% 4/1/14	405	391
		5,453
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	114	109
5.5% 10/1/12	138	144
5.75% 6/15/17	410	397
		650
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
6.5% 8/1/16	300	309
7.375% 5/15/14	517	567
7.625% 6/1/19	1,376	1,515
		2,391
TOTAL FINANCIALS		36,757
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	267	283
6.25% 6/15/14	158	173
7.25% 6/15/19	102	118
		574
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	$ 195	$ 229
TOTAL HEALTH CARE		803
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	335
Bombardier, Inc. 6.3% 5/1/14 (e)	780	722
		1,057
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	458
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (l)	121	119
TOTAL INDUSTRIALS		1,634
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Nokia Corp. 5.375% 5/15/19	267	280
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	140	140
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.8794% 6/15/10 (l)	140	135
TOTAL INFORMATION TECHNOLOGY		555
MATERIALS - 0.5%
Chemicals - 0.2%
Dow Chemical Co.:
4.85% 8/15/12	350	358
7.6% 5/15/14	591	638
8.55% 5/15/19	911	992
		1,988
Metals & Mining - 0.3%
Anglo American Capital PLC:
9.375% 4/8/14 (e)	211	241
9.375% 4/8/19 (e)	292	342
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	$ 325	$ 354
6.5% 4/1/19	327	373
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	274	295
7.125% 7/15/28	346	366
8.95% 5/1/14	266	310
United States Steel Corp. 6.65% 6/1/37	261	217
Vale Overseas Ltd. 6.25% 1/23/17	485	514
		3,012
TOTAL MATERIALS		5,000
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
6.3% 1/15/38	548	575
6.8% 5/15/36	1,100	1,224
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	102
Sprint Capital Corp. 6.875% 11/15/28	1,149	836
Telecom Italia Capital SA:
5.25% 10/1/15	20	21
7.2% 7/18/36	375	411
7.721% 6/4/38	647	755
Verizon Communications, Inc.:
6.25% 4/1/37	187	198
6.9% 4/15/38	260	298
		4,420
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	105	88
TOTAL TELECOMMUNICATION SERVICES		4,508
UTILITIES - 0.8%
Electric Utilities - 0.4%
Commonwealth Edison Co.:
5.4% 12/15/11	321	343
5.8% 3/15/18	435	468
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Duke Energy Carolinas LLC 6.05% 4/15/38	$ 72	$ 81
EDP Finance BV 6% 2/2/18 (e)	380	410
Exelon Corp. 4.9% 6/15/15	125	127
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (e)	92	94
6.05% 8/15/21 (e)	214	216
6.8% 8/15/39 (e)	162	165
Illinois Power Co. 6.125% 11/15/17	165	173
Nevada Power Co. 6.5% 5/15/18	165	180
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	235	183
Virginia Electric & Power Co. 5.4% 4/30/18	1,000	1,060
		3,500
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 7% 4/1/12	1,000	1,073
PPL Energy Supply LLC 6.5% 5/1/18	310	327
		1,400
Multi-Utilities - 0.3%
Dominion Resources, Inc. 5.2% 8/15/19	250	258
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	267	285
6.5% 9/15/37	295	328
National Grid PLC 6.3% 8/1/16	196	212
NiSource Finance Corp.:
5.45% 9/15/20	335	304
6.8% 1/15/19	1,000	1,014
San Diego Gas & Electric Co. 6% 6/1/39	191	214
		2,615
TOTAL UTILITIES		7,515
TOTAL NONCONVERTIBLE BONDS		75,812
TOTAL CORPORATE BONDS (Cost $72,683)		75,855
U.S. Government and Government Agency Obligations - 12.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.5%
Fannie Mae 5% 2/16/12	$ 1,830	$ 1,984
Federal Home Loan Bank:
1.75% 8/22/12	1,290	1,287
3.625% 5/29/13	3,350	3,521
Freddie Mac:
2.125% 3/23/12	171	173
4% 6/12/13	2,342	2,485
5.25% 7/18/11	1,896	2,046
5.75% 1/15/12	2,024	2,233
Tennessee Valley Authority 5.375% 4/1/56	405	416
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		14,145
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	20,430	20,802
2.625% 7/15/17	2,081	2,214
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		23,016
U.S. Treasury Obligations - 7.9%
U.S. Treasury Bills, yield at date of purchase 0.16% 10/1/09 (i)	700	700
U.S. Treasury Bonds 4.25% 5/15/39	2,220	2,245
U.S. Treasury Notes:
1.75% 8/15/12	4,270	4,304
1.75% 3/31/14	2,433	2,382
1.875% 6/15/12	7,480	7,578
2.375% 8/31/14	20,000	19,986
2.625% 7/31/14	18,000	18,214
2.75% 2/15/19	5,000	4,733
3.375% 6/30/13	13,554	14,314
TOTAL U.S. TREASURY OBLIGATIONS		74,456
Other Government Related - 0.2%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (f)	1,790	1,805
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $110,870)		113,422
U.S. Government Agency - Mortgage Securities - 3.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.2%
4% 9/14/39 (g)	$ 1,000	$ 977
4.275% 6/1/36 (l)	24	25
4.5% 9/17/24 (g)	100	103
4.5% 9/17/24 (g)	1,000	1,028
4.5% 7/1/39	3,000	3,019
4.5% 9/1/39 (g)(h)	1,000	1,005
5% 12/1/21 to 5/1/22	1,701	1,781
5% 9/14/39 (g)	5,000	5,129
5.5% 9/17/24 (g)	200	210
5.5% 9/14/39 (g)	7,000	7,282
5.564% 7/1/37 (l)	86	90
6% 11/1/32 to 5/1/37	7,170	7,601
6.004% 4/1/36 (l)	64	67
6.319% 4/1/36 (l)	70	74
6.5% 9/1/39 (g)	1,000	1,069
6.5% 9/14/39 (g)	1,000	1,069
TOTAL FANNIE MAE		30,529
Freddie Mac - 0.0%
5.669% 10/1/35 (l)	78	82
5.919% 6/1/36 (l)	155	163
6.103% 6/1/36 (l)	74	77
TOTAL FREDDIE MAC		322
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $30,269)		30,851
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (l)	82	44
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (l)	37	0*
Class M8, 1.1156% 7/25/36 (l)	2	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7656% 2/25/34 (l)	10	9
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (l)	12	10
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (l)	15	14
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (l)	16	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2:
Class M4, 0.6656% 5/25/36 (l)	$ 5	$ 0*
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (l)	8	0*
Class M5, 0.6556% 4/25/36 (l)	7	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3025% 9/20/13 (l)	121	116
Series 2006-C1 Class C1, 0.7525% 10/20/14 (l)	23	1
Series 2007-A1 Class A, 0.3225% 1/20/15 (l)	314	302
Series 2007-A4 Class A4, 0.3025% 4/22/13 (l)	109	104
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (e)(l)	29	29
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	10	10
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	44	24
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (l)	5	4
Series 2004-R11 Class M1, 0.9256% 11/25/34 (l)	26	12
Series 2004-R2 Class M3, 0.8156% 4/25/34 (l)	7	3
Series 2005-R2 Class M1, 0.7156% 4/25/35 (l)	93	66
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (l)	2	1
Series 2004-W11 Class M2, 0.9656% 11/25/34 (l)	25	11
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (l)	27	13
Class M2, 0.8656% 5/25/34 (l)	23	17
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (l)	70	21
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (l)	47	1
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (l)	121	64
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (l)	19	10
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(e)(l)	229	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (l)	155	155
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (l)	4	3
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (l)	104	97
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (l)	$ 25	$ 23
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	240	251
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.2828% 7/15/11 (l)	3	3
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5628% 4/15/13 (e)(l)	132	126
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,018
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (e)(l)	21	4
Class B, 1.0225% 7/20/39 (e)(l)	12	1
Class C, 1.3725% 7/20/39 (e)(l)	15	1
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	33
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (l)	52	2
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (l)	19	0*
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (l)	8	0*
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (l)	82	21
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4525% 5/20/17 (e)(l)	10	8
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (l)	24	24
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	11	10
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (l)	35	1
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	15	0*
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (l)	30	16
Class M4, 1.2356% 4/25/34 (l)	7	4
Series 2004-4 Class M2, 0.7956% 6/25/34 (l)	27	17
Series 2005-3 Class MV1, 0.6856% 8/25/35 (l)	92	84
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (l)	16	15
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (e)	40	39
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (l)	131	129
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (e)	81	80
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (l)	$ 2	$ 1
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (l)	13	3
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (l)	204	62
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (l)	1	0*
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (l)	245	205
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (l)	10	10
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	10	10
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (l)	35	23
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (l)	3	1
Class M2, 1.0156% 2/25/34 (l)	6	4
Series 2005-A:
Class M3, 0.7556% 1/25/35 (l)	43	10
Class M4, 0.9456% 1/25/35 (l)	16	3
Series 2006-A Class M4, 0.6656% 5/25/36 (l)	9	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (e)(l)	106	79
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	107	86
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (e)(l)	16	10
Series 2006-2A:
Class A, 0.4528% 11/15/34 (e)(l)	53	32
Class B, 0.5528% 11/15/34 (e)(l)	19	6
Class C, 0.6528% 11/15/34 (e)(l)	32	7
Class D, 1.0228% 11/15/34 (e)(l)	12	2
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (l)	40	39
Class C, 0.5128% 9/17/12 (l)	31	29
Series 2007-1 Class C, 0.5428% 3/15/13 (l)	214	196
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (l)	25	20
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9156% 6/25/34 (l)	99	52
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (l)	41	2
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (l)	1	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSR Mortgage Loan Trust: - continued
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (l)	$ 4	$ 4
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (l)	20	0*
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (e)(l)	30	4
Series 2006-3:
Class B, 0.6656% 9/25/46 (e)(l)	30	4
Class C, 0.8156% 9/25/46 (e)(l)	69	7
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (l)	0*	0*
Series 2003-3 Class M1, 1.5556% 8/25/33 (l)	41	20
Series 2003-5 Class A2, 0.9656% 12/25/33 (l)	1	1
Series 2003-7 Class A2, 1.0256% 3/25/34 (l)	0*	0*
Series 2004-3 Class M2, 1.9656% 8/25/34 (l)	14	8
Series 2004-7 Class A3, 0.6556% 1/25/35 (l)	0*	0*
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (l)	12	12
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (l)	123	113
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (l)	101	100
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (l)	27	15
Class M2, 0.5625% 3/20/36 (l)	44	21
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (l)	56	16
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (l)	56	25
Class MV1, 0.4956% 11/25/36 (l)	46	5
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (l)	46	36
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (l)	17	17
Class 2C, 2.3775% 3/27/42 (l)	43	7
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (e)(l)	12	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	69	63
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (l)	15	12
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (l)	1	1
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	1	1
Class C, 5.691% 10/20/28 (e)	0*	0*
Class D, 6.01% 10/20/28 (e)	6	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (l)	$ 20	$ 1
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (l)	36	1
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (l)	6	4
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (l)	98	71
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (l)	77	38
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (l)	3	1
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (l)	22	15
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (l)	20	8
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (l)	18	7
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (l)	19	3
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (l)	9	9
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (l)	14	0*
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (l)	2	0*
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (l)	37	31
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)	178	36
Series 2006-3 Class A1, 0.2956% 9/25/19 (l)	32	31
Series 2006-4:
Class A1, 0.2956% 3/25/25 (l)	35	33
Class D, 1.3656% 5/25/32 (l)	32	1
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (l)	65	13
Series 2005-D Class M2, 0.7356% 2/25/36 (l)	13	1
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (l)	22	21
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (e)(l)	25	10
Series 2006-1A Class A, 1.6725% 3/20/11 (e)(l)	53	20
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (l)	16	12
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (l)	6	6
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (l)	8	8
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (l)	13	9
Class M3, 1.5156% 9/25/34 (l)	24	6
Class M4, 1.7156% 9/25/34 (l)	31	4
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (l)	18	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (l)	$ 35	$ 23
Class M3, 0.8256% 1/25/35 (l)	22	11
Class M4, 1.0956% 1/25/35 (l)	67	11
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (l)	79	1
Class M9, 2.1456% 5/25/35 (l)	27	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (e)(l)	94	85
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (l)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (l)	14	13
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (l)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (l)	85	42
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (e)(l)	42	35
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (l)	57	11
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.6656% 8/25/34 (l)	8	5
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (l)	4	1
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (l)	6	3
Series 2007-BC4 Class A3, 0.535% 11/25/37 (l)	124	112
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (e)(l)	59	16
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (l)	65	52
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (l)	44	43
Class B, 0.5728% 1/15/12 (l)	38	36
Class C, 0.8728% 1/15/12 (l)	60	49
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.3728% 6/15/12 (l)	130	125
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (l)	1	0*
Series 2003-6HE Class A1, 0.7356% 11/25/33 (l)	2	1
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (e)(l)	58	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	$ 35	$ 35
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (l)	154	148
Class C, 0.6228% 10/17/11 (l)	186	174
Series 2007-1 Class C, 0.6428% 6/15/12 (l)	166	124
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	40	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (l)	27	0*
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (e)(l)	317	279
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	400	415
Series 2007-A5A Class A5, 1.0228% 10/15/14 (e)(l)	60	60
Series 2007-C1 Class C1, 0.6728% 5/15/14 (e)(l)	193	188
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(e)	0*	0*
Series 2006-2 Class A2, 0.3656% 7/25/36 (l)	24	23
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (e)(l)	81	10
TOTAL ASSET-BACKED SECURITIES (Cost $6,286)		6,976
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (e)(l)	106	103
Class 2M, 0.64% 2/17/52 (e)(l)	72	69
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (e)(l)	64	42
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (l)	4	1
Class C, 5.6986% 4/10/49 (l)	11	2
Class D, 5.6986% 4/10/49 (l)	6	1
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.0704% 9/25/33 (l)	1	1
Series 2003-K Class 1A1, 5.2037% 12/25/33 (l)	2	2
Series 2003-L Class 2A1, 5.2191% 1/25/34 (l)	29	25
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (l)	$ 51	$ 43
Series 2004-A Class 2A2, 5.4508% 2/25/34 (l)	50	43
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (l)	3	3
Class 2A2, 4.5749% 3/25/34 (l)	17	15
Series 2004-C Class 1A1, 4.097% 4/25/34 (l)	5	4
Series 2005-H Class 1A1, 4.6982% 9/25/35 (l)	7	5
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (l)	124	96
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (l)	87	75
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (l)	18	16
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (l)	75	74
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (l)	81	72
Class A4, 3.4368% 8/25/34 (l)	66	59
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	84	12
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (e)(l)	75	63
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (l)	2	2
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (l)	14	6
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (l)	67	5
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (l)	2	1
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (l)	1	1
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (l)	93	78
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (l)	155	56
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (l)	19	17
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (l)	2	1
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (l)	83	64
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (e)(l)	$ 129	$ 103
Class C2, 0.98% 10/18/54 (e)(l)	43	28
Class M2, 0.76% 10/18/54 (e)(l)	74	51
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (e)(l)	110	77
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (e)(l)	140	112
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8725% 12/20/54 (e)(l)	271	41
Series 2006-2 Class C1, 0.7425% 12/20/54 (l)	242	29
Series 2006-3 Class C2, 0.7725% 12/20/54 (l)	50	6
Series 2006-4:
Class B1, 0.3625% 12/20/54 (l)	169	59
Class C1, 0.6525% 12/20/54 (l)	103	15
Class M1, 0.4425% 12/20/54 (l)	44	8
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (l)	84	10
Class 1M1, 0.4225% 12/20/54 (l)	54	10
Class 2C1, 0.7025% 12/20/54 (l)	38	5
Class 2M1, 0.5225% 12/20/54 (l)	70	13
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (l)	97	15
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (l)	19	2
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (l)	13	9
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (l)	24	16
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (l)	19	10
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (e)(l)	34	32
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (l)	11	3
Series 2005-1 Class M4, 1.0156% 4/25/35 (l)	1	0*
Series 2005-3 Class A1, 0.5056% 8/25/35 (l)	26	12
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)	10	10
Class A3, 5.447% 6/12/47 (l)	142	126
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (l)	90	67
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust: - continued
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (l)	$ 54	$ 48
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (l)	135	119
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (l)	93	81
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (l)	230	202
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	34	30
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (e)(l)	20	9
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (l)	2	1
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (l)	65	22
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	25	19
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (l)	78	34
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (e)(l)	9	5
Class C, 0.4628% 6/15/22 (e)(l)	58	24
Class D, 0.4728% 6/15/22 (e)(l)	22	6
Class E, 0.4828% 6/15/22 (e)(l)	35	8
Class F, 0.5128% 6/15/22 (e)(l)	64	13
Class G, 0.5828% 6/15/22 (e)(l)	13	2
Class H, 0.6028% 6/15/22 (e)(l)	27	4
Class J, 0.6428% 6/15/22 (e)(l)	31	4
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (l)	34	24
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (l)	47	0*
Series 2004-A4 Class A1, 3.3459% 8/25/34 (l)	110	99
Series 2005-A2 Class A7, 4.4821% 2/25/35 (l)	102	78
Series 2006-A6 Class A4, 5.364% 10/25/33 (l)	72	62
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	321	309
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (l)	133	89
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (l)	111	5
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (l)	92	72
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (l)	$ 24	$ 18
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (l)	212	166
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.6256% 7/10/35 (e)(l)	56	28
Series 2004-A:
Class B4, 1.4756% 2/10/36 (e)(l)	34	14
Class B5, 1.9756% 2/10/36 (e)(l)	23	9
Series 2004-B:
Class B4, 1.3756% 2/10/36 (e)(l)	15	5
Class B5, 1.8256% 2/10/36 (e)(l)	12	3
Class B6, 2.2756% 2/10/36 (e)(l)	4	1
Series 2004-C:
Class B4, 1.2256% 9/10/36 (e)(l)	20	7
Class B5, 1.6256% 9/10/36 (e)(l)	22	6
Class B6, 2.0256% 9/10/36 (e)(l)	5	1
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	9	8
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (l)	11	7
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (e)(l)	12	9
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (e)(l)	0*	0*
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (l)	2	1
Series 2004-7 Class A3B, 1.535% 7/20/34 (l)	1	1
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (l)	15	0*
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (e)(l)	4	2
Series 2003-15A Class 4A, 5.4571% 4/25/33 (l)	36	30
Series 2003-20 Class 1A1, 5.5% 7/25/33	34	29
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (l)	148	70
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (l)	3	3
Series 2003-AR8 Class A, 4.1135% 8/25/33 (l)	54	49
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (l)	150	119
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.5361% 12/25/34 (l)	$ 50	$ 43
Series 2004-H Class A1, 4.5272% 6/25/34 (l)	112	99
Series 2004-W Class A9, 4.5277% 11/25/34 (l)	120	86
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (l)	120	109
Series 2005-AR12 Class 2A6, 4.046% 7/25/35 (l)	179	155
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (l)	107	89
TOTAL PRIVATE SPONSOR		4,462
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	41	43
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,217)		4,505
Commercial Mortgage Securities - 2.7%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (l)	88	80
Class A2, 6.9094% 2/14/43 (l)	55	60
Class A3, 6.9594% 2/14/43 (l)	60	65
Class PS1, 1.556% 2/14/43 (l)(o)	287	10
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (l)	88	87
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	23	23
Series 2006-5:
Class A1, 5.185% 9/10/47	48	49
Class A2, 5.317% 9/10/47	289	289
Class A3, 5.39% 9/10/47	105	101
Series 2006-6 Class A3, 5.369% 12/10/16	150	128
Series 2007-2 Class A1, 5.421% 4/10/49	14	15
Series 2007-4 Class A3, 5.8115% 2/10/51 (l)	75	70
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	6
Series 2007-3:
Class A3, 5.6581% 6/10/49 (l)	125	105
Class A4, 5.6581% 6/10/49 (l)	156	120
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	$ 18	$ 19
Series 2001-1 Class A4, 5.451% 1/15/49	164	141
Series 2004-2:
Class A3, 4.05% 11/10/38	101	101
Class A4, 4.153% 11/10/38	95	93
Series 2004-4 Class A3, 4.128% 7/10/42	32	32
Series 2005-1 Class A3, 4.877% 11/10/42	258	258
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	59	60
Series 2007-1 Class A2, 5.381% 1/15/49	175	174
Series 2001-3 Class H, 6.562% 4/11/37 (e)	42	40
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	19	13
Class K, 6.15% 5/11/35 (e)	35	27
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	233	223
Series 2005-6 Class A3, 5.1791% 9/10/47 (l)	135	130
Series 2007-1 Class B, 5.543% 1/15/49	45	10
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (e)(l)	32	19
Class D, 0.6328% 3/15/22 (e)(l)	33	18
Class E, 0.6728% 3/15/22 (e)(l)	27	14
Class F, 0.7428% 3/15/22 (e)(l)	28	14
Class G, 0.8028% 3/15/22 (e)(l)	18	8
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (e)(l)	48	32
Class D, 0.4828% 10/15/19 (e)(l)	59	35
Class E, 0.5128% 10/15/19 (e)(l)	55	30
Class F, 0.5828% 10/15/19 (e)(l)	128	64
Class G, 0.6028% 10/15/19 (e)(l)	49	22
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (e)(l)	4	2
Series 2004-1:
Class A, 0.6256% 4/25/34 (e)(l)	57	41
Class B, 2.1656% 4/25/34 (e)(l)	6	3
Class M1, 0.8256% 4/25/34 (e)(l)	5	3
Class M2, 1.4656% 4/25/34 (e)(l)	5	2
Series 2004-2:
Class A, 0.6956% 8/25/34 (e)(l)	42	29
Class M1, 0.8456% 8/25/34 (e)(l)	10	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class A1, 0.6356% 1/25/35 (e)(l)	$ 90	$ 59
Class A2, 0.6856% 1/25/35 (e)(l)	13	8
Class M1, 0.7656% 1/25/35 (e)(l)	16	8
Class M2, 1.2656% 1/25/35 (e)(l)	10	4
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (e)(l)	82	54
Class M1, 0.6956% 8/25/35 (e)(l)	5	2
Class M2, 0.7456% 8/25/35 (e)(l)	8	3
Class M3, 0.7656% 8/25/35 (e)(l)	4	2
Class M4, 0.8756% 8/25/35 (e)(l)	4	1
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (e)(l)	36	24
Class A2, 0.6656% 11/25/35 (e)(l)	30	18
Class M1, 0.7056% 11/25/35 (e)(l)	4	2
Class M2, 0.7556% 11/25/35 (e)(l)	5	2
Class M3, 0.7756% 11/25/35 (e)(l)	5	2
Class M4, 0.8656% 11/25/35 (e)(l)	6	2
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (e)(l)	85	51
Class B1, 1.6656% 1/25/36 (e)(l)	7	2
Class M1, 0.7156% 1/25/36 (e)(l)	27	13
Class M2, 0.7356% 1/25/36 (e)(l)	8	4
Class M3, 0.7656% 1/25/36 (e)(l)	12	5
Class M4, 0.8756% 1/25/36 (e)(l)	7	2
Class M5, 0.9156% 1/25/36 (e)(l)	7	2
Class M6, 0.9656% 1/25/36 (e)(l)	7	2
Series 2006-1:
Class A2, 0.6256% 4/25/36 (e)(l)	13	7
Class M1, 0.6456% 4/25/36 (e)(l)	5	2
Class M2, 0.6656% 4/25/36 (e)(l)	5	2
Class M3, 0.6856% 4/25/36 (e)(l)	4	2
Class M4, 0.7856% 4/25/36 (e)(l)	2	1
Class M5, 0.8256% 4/25/36 (e)(l)	2	1
Class M6, 0.9056% 4/25/36 (e)(l)	5	1
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (e)(l)	220	148
Class A2, 0.5456% 7/25/36 (e)(l)	12	7
Class B1, 1.1356% 7/25/36 (e)(l)	4	1
Class B3, 2.9656% 7/25/36 (e)(l)	7	2
Class M1, 0.5756% 7/25/36 (e)(l)	12	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M2, 0.5956% 7/25/36 (e)(l)	$ 9	$ 3
Class M3, 0.6156% 7/25/36 (e)(l)	7	3
Class M4, 0.6856% 7/25/36 (e)(l)	5	2
Class M5, 0.7356% 7/25/36 (e)(l)	6	2
Class M6, 0.8056% 7/25/36 (e)(l)	9	3
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (e)(l)	8	1
Class B2, 1.6156% 10/25/36 (e)(l)	5	1
Class B3, 2.8656% 10/25/36 (e)(l)	9	1
Class M4, 0.6956% 10/25/36 (e)(l)	8	2
Class M5, 0.7456% 10/25/36 (e)(l)	10	2
Class M6, 0.8256% 10/25/36 (e)(l)	20	4
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (e)(l)	36	24
Class A2, 0.5356% 12/25/36 (e)(l)	183	85
Class B1, 0.9656% 12/25/36 (e)(l)	6	1
Class B2, 1.5156% 12/25/36 (e)(l)	6	1
Class B3, 2.7156% 12/25/36 (e)(l)	10	2
Class M1, 0.5556% 12/25/36 (e)(l)	12	4
Class M2, 0.5756% 12/25/36 (e)(l)	7	2
Class M3, 0.6056% 12/25/36 (e)(l)	7	2
Class M4, 0.6656% 12/25/36 (e)(l)	10	3
Class M5, 0.7056% 12/25/36 (e)(l)	8	2
Class M6, 0.7856% 12/25/36 (e)(l)	7	2
Series 2007-1:
Class A2, 0.5356% 3/25/37 (e)(l)	40	20
Class B1, 0.9356% 3/25/37 (e)(l)	12	2
Class B2, 1.4156% 3/25/37 (e)(l)	9	1
Class B3, 3.6156% 3/25/37 (e)(l)	25	3
Class M1, 0.5356% 3/25/37 (e)(l)	11	4
Class M2, 0.5556% 3/25/37 (e)(l)	8	3
Class M3, 0.5856% 3/25/37 (e)(l)	7	2
Class M4, 0.6356% 3/25/37 (e)(l)	6	2
Class M5, 0.6856% 3/25/37 (e)(l)	10	2
Class M6, 0.7656% 3/25/37 (e)(l)	13	3
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (e)(l)	35	21
Class A2, 0.5856% 7/25/37 (e)(l)	33	15
Class B1, 1.8656% 7/25/37 (e)(l)	10	1
Class B2, 2.5156% 7/25/37 (e)(l)	9	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B3, 3.6156% 7/25/37 (e)(l)	$ 10	$ 1
Class M1, 0.6356% 7/25/37 (e)(l)	12	4
Class M2, 0.6756% 7/25/37 (e)(l)	6	2
Class M3, 0.7556% 7/25/37 (e)(l)	6	2
Class M4, 0.9156% 7/25/37 (e)(l)	13	3
Class M5, 1.0156% 7/25/37 (e)(l)	11	2
Class M6, 1.2656% 7/25/37 (e)(l)	14	2
Series 2007-3:
Class A2, 0.5556% 7/25/37 (e)(l)	45	22
Class B1, 1.2156% 7/25/37 (e)(l)	9	2
Class B2, 1.8656% 7/25/37 (e)(l)	22	4
Class B3, 4.2656% 7/25/37 (e)(l)	12	2
Class M1, 0.5756% 7/25/37 (e)(l)	8	3
Class M2, 0.6056% 7/25/37 (e)(l)	8	3
Class M3, 0.6356% 7/25/37 (e)(l)	14	4
Class M4, 0.7656% 7/25/37 (e)(l)	21	6
Class M5, 0.8656% 7/25/37 (e)(l)	11	3
Class M6, 1.0656% 7/25/37 (e)(l)	8	2
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (e)(l)	13	2
Class B2, 3.7156% 9/25/37 (e)(l)	46	6
Class M1, 1.2156% 9/25/37 (e)(l)	12	3
Class M2, 1.3156% 9/25/37 (e)(l)	12	3
Class M4, 1.8656% 9/25/37 (e)(l)	31	5
Class M5, 2.0156% 9/25/37 (e)(l)	31	5
Class M6, 2.2156% 9/25/37 (e)(l)	32	4
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(o)	214	3
Series 2007-5A Class IO, 1.5496% 10/25/37 (e)(o)	462	40
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (e)(l)	36	17
Class H, 0.9228% 3/15/19 (e)(l)	25	11
Class J, 1.1228% 3/15/19 (e)(l)	18	7
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (e)(l)	25	12
Class E, 0.5728% 3/15/22 (e)(l)	128	59
Class F, 0.6228% 3/15/22 (e)(l)	78	33
Class G, 0.6728% 3/15/22 (e)(l)	20	8
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class H, 0.8228% 3/15/22 (e)(l)	$ 25	$ 9
Class J, 0.9728% 3/15/22 (e)(l)	25	7
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	43	44
Series 2004-PWR3 Class A3, 4.487% 2/11/41	93	94
Series 2006-PW14 Class A4, 5.201% 12/11/38	97	86
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	68	69
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (l)	44	38
Series 2007-PW17 Class A1, 5.282% 6/11/50	26	26
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	26	26
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (e)(l)(o)	703	6
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	251
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (e)(l)(o)	1,092	22
Series 2006-T22:
Class A1, 5.415% 4/12/38 (l)	13	13
Class A4, 5.4634% 4/12/38 (l)	9	9
Series 2007-PW15 Class A1, 5.016% 2/11/44	13	13
Series 2007-PW16:
Class B, 5.713% 6/11/40 (e)	12	3
Class C, 5.713% 6/11/40 (e)	10	3
Class D, 5.713% 6/11/40 (e)	10	2
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (e)(l)(o)	7,475	101
Series 2007-T28:
Class A1, 5.422% 9/11/42	14	14
Class X2, 0.1821% 9/11/42 (e)(l)(o)	3,756	25
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (e)(l)	47	24
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	88	86
Class XCL, 2.3511% 5/15/35 (e)(l)(o)	1,211	45
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	30	30
Class F, 7.734% 1/15/32	16	16
Series 2001-245 Class A2, 6.275% 2/12/16 (e)(l)	76	79
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (e)(l)	$ 27	$ 8
Class G, 0.6028% 11/15/36 (e)(l)	20	6
Class H, 0.6428% 11/15/36 (e)(l)	16	4
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	387
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	128	45
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	732	749
Class A4, 5.6994% 12/10/49 (l)	170	148
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (l)	31	28
Series 2007-CD4:
Class A1, 4.977% 12/11/49	20	20
Class A2A, 5.237% 12/11/49	67	67
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	68
Class C, 5.476% 12/11/49	141	11
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (l)	11	11
Series 2007-C3 Class A3, 5.8202% 5/15/46 (l)	75	68
Series 2006-C1 Class B, 5.359% 8/15/48	225	38
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (e)(l)	168	99
Class C, 0.5428% 4/15/17 (e)(l)	60	35
Class D, 0.5828% 4/15/17 (e)(l)	43	23
Class E, 0.6428% 4/15/17 (e)(l)	14	7
Class F, 0.6828% 4/15/17 (e)(l)	8	4
Class G, 0.8228% 4/15/17 (e)(l)	8	3
Class H, 0.8928% 4/15/17 (e)(l)	8	3
Class J, 1.1228% 4/15/17 (e)(l)	6	2
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (e)(l)	118	57
Class D, 0.6128% 11/15/17 (e)(l)	6	3
Class E, 0.6628% 11/15/17 (e)(l)	22	11
Class F, 0.7228% 11/15/17 (e)(l)	17	8
Class G, 0.7728% 11/15/17 (e)(l)	12	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (e)(l)	$ 107	$ 54
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	7	7
Series 2006-C8 Class A3, 5.31% 12/10/46	214	193
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	127	123
Series 2007-C9 Class A4, 5.8162% 12/10/49 (l)	166	146
Series 2006-C8 Class B, 5.44% 12/10/46	130	37
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (l)	26	26
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	152	57
Series 2007-C2:
Class A1, 5.269% 1/15/49	7	7
Class A2, 5.448% 1/15/49 (l)	435	430
Class A3, 5.542% 1/15/49 (l)	150	109
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	8	8
Class A4, 5.7229% 6/15/39 (l)	45	33
Series 2006-C4 Class AAB, 5.439% 9/15/39	427	414
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	68	50
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (e)(l)	268	67
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	84	86
Series 2001-CK6 Class B, 6.582% 8/15/36	75	76
Series 2004-C1:
Class A3, 4.321% 1/15/37	25	25
Class A4, 4.75% 1/15/37	35	34
Series 1998-C1 Class D, 7.17% 5/17/40	78	81
Series 1999-C1 Class E, 8.1143% 9/15/41 (l)	78	78
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (l)(o)	218	3
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (e)(l)(o)	700	21
Series 2004-C1 Class ASP, 0.953% 1/15/37 (e)(l)(o)	4,647	62
Series 2006-C1 Class A3, 5.5509% 2/15/39 (l)	396	387
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (e)(l)	$ 28	$ 13
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (e)(l)	84	32
0.5428% 2/15/22 (e)(l)	30	9
Class F, 0.5928% 2/15/22 (e)(l)	60	16
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40	8	8
Class A2, 5.268% 2/15/40	1,760	1,735
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (l)(o)	1,470	21
Class B, 5.487% 2/15/40 (e)(l)	115	17
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	207	211
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	27	24
Class G, 6.936% 3/15/33 (e)	49	41
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	373	270
Series 2001-1 Class X1, 1.0483% 5/15/33 (e)(l)(o)	776	11
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	21	7
Series 2007-C1 Class XP, 0.2088% 12/10/49 (l)(o)	940	7
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.6559% 5/10/43 (l)(o)	409	5
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (e)(l)	28	13
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	48	48
Series 2007-GG11:
Class A1, 5.358% 12/10/49	47	48
Class A2, 5.597% 12/10/49	150	144
Series 2007-GG9:
Class A1, 5.233% 3/10/39	12	12
Class A4, 5.444% 3/10/39	218	186
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (e)(l)(o)	1,498	25
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (l)	$ 198	$ 188
Class A4, 5.9166% 7/10/38 (l)	350	306
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(o)	1,890	20
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (e)(l)	4	3
Class D, 0.5556% 6/6/20 (e)(l)	18	10
Class E, 0.6456% 6/6/20 (e)(l)	21	11
Class F, 0.7156% 6/6/20 (e)(l)	38	17
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (e)(l)	44	33
Class D, 0.6456% 3/6/20 (e)(l)	117	88
Class F, 0.7556% 3/6/20 (e)(l)	4	3
Class G, 0.7956% 3/6/20 (e)(l)	2	1
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	23
Series 2001-LIBA Class C, 6.733% 2/14/16 (e)	37	40
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (e)(l)(o)	1,697	26
Series 2006-GG6 Class A2, 5.506% 4/10/38 (l)	440	442
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	113	112
Series 2007-GG10:
Class A1, 5.69% 8/10/45	16	16
Class A2, 5.778% 8/10/45	36	36
Class A4, 5.8051% 8/10/45 (l)	26	20
Series 2007-GG10 Class B, 5.8051% 8/10/45 (l)	94	20
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (e)(l)	63	33
Class C, 0.4828% 11/15/18 (e)(l)	44	23
Class D, 0.5028% 11/15/18 (e)(l)	13	6
Class E, 0.5528% 11/15/18 (e)(l)	19	8
Class F, 0.6028% 11/15/18 (e)(l)	28	12
Class G, 0.6328% 11/15/18 (e)(l)	25	11
Class H, 0.7728% 11/15/18 (e)(l)	19	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (l)	$ 223	$ 201
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	113	105
Series 2006-CB17 Class A4, 5.429% 12/12/43	58	52
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	40
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (l)	36	34
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (l)	263	218
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (l)	211	211
Class A4, 5.7978% 6/15/49 (l)	111	94
Series 2007-LDP10 Class A1, 5.122% 1/15/49	7	7
Series 2007-LDPX Class A3, 5.412% 1/15/49	206	173
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (l)	68	15
Series 2005-CB13 Class E, 5.3498% 1/12/43 (e)(l)	38	6
Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	476
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	20
Series 2007-CB19:
Class B, 5.7442% 2/12/49	6	2
Class C, 5.7462% 2/12/49	17	4
Class D, 5.7462% 2/12/49	18	4
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	14	3
Class CS, 5.466% 1/15/49 (l)	6	1
Class ES, 5.5454% 1/15/49 (e)(l)	39	5
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	31	31
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	81	83
Series 2007-C3:
Class F, 5.9498% 7/15/44 (l)	15	2
Class G, 6.1497% 7/15/44 (e)(l)	26	2
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	108	109
Series 2001-C2 Class A2, 6.653% 11/15/27	14	15
Series 2001-C3 Class A1, 6.058% 6/15/20	5	5
Series 2006-C1:
Class A2, 5.084% 2/15/31	36	36
Class A4, 5.156% 2/15/31	29	26
Series 2006-C3 Class A1, 5.478% 3/15/39	7	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C6:
Class A1, 5.23% 9/15/39	$ 11	$ 11
Class A2, 5.262% 9/15/39 (l)	131	132
Series 2006-C7:
Class A1, 5.279% 11/15/38	80	82
Class A2, 5.3% 11/15/38	83	83
Class A3, 5.347% 11/15/38	56	49
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	6	7
Class A4, 5.424% 2/15/40	10	8
Series 2007-C2:
Class A1, 5.226% 2/15/40	6	7
Class A3, 5.43% 2/15/40	36	28
Series 2000-C5 Class E, 7.29% 12/15/32	5	5
Series 2001-C3 Class B, 6.512% 6/15/36	145	150
Series 2001-C7 Class D, 6.514% 11/15/33	83	78
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (e)(l)(o)	315	2
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	11	11
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (l)(o)	253	4
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (l)(o)	465	9
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	165	35
Class D, 5.563% 2/15/40 (l)	30	6
Class E, 5.582% 2/15/40 (l)	15	3
Class XCP, 0.4737% 2/15/40 (l)(o)	183	3
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	94	75
Series 2007-C7:
Class A3, 5.866% 9/15/45	245	202
Class XCP, 0.3054% 9/15/45 (l)(o)	6,171	73
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)	21	21
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	114	92
Class C, 4.13% 11/20/37 (e)	324	220
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (e)(l)	24	10
Class E, 0.5628% 9/15/21 (e)(l)	86	26
Class F, 0.6128% 9/15/21 (e)(l)	52	14
Class G, 0.6328% 9/15/21 (e)(l)	102	26
Class H, 0.6728% 9/15/21 (e)(l)	26	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	$ 133	$ 145
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	36	36
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (l)	123	123
Series 2005-LC1 Class F, 5.3781% 1/12/44 (e)(l)	65	14
Series 2006-C1 Class A2, 5.6114% 5/12/39 (l)	106	107
Series 2007-C1 Class A4, 5.8286% 6/12/50 (l)	284	219
Series 2008-C1 Class A4, 5.69% 2/12/51	160	123
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (l)	35	29
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	80	75
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	64	57
Series 2007-5:
Class A1, 4.275% 8/12/48	6	6
Class A3, 5.364% 8/12/48	499	421
Class A4, 5.378% 8/12/48	3	2
Class B, 5.479% 2/12/17	225	47
Series 2007-6 Class A1, 5.175% 3/12/51	6	7
Series 2007-7 Class A4, 5.7487% 6/12/50 (l)	263	191
Series 2007-8 Class A1, 4.622% 8/12/49	12	12
Series 2006-2 Class A4, 5.9092% 6/12/46 (l)	46	44
Series 2006-4 Class XP, 0.6228% 12/12/49 (l)(o)	1,335	29
Series 2007-6 Class B, 5.635% 3/12/51 (l)	75	17
Series 2007-7 Class B, 5.75% 6/12/50	7	2
Series 2007-8 Class A3, 5.957% 8/12/49 (l)	65	50
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (e)(l)	1	1
Class H, 0.663% 8/15/19 (e)(l)	6	5
Class J, 0.733% 8/15/19 (e)(l)	5	4
Series 2006-XLF:
Class C, 1.473% 7/15/19 (e)(l)	37	4
Class F, 0.593% 7/15/19 (e)(l)	72	58
Class G, 0.633% 7/15/19 (e)(l)	41	21
Series 2007-XCLA Class A1, 0.473% 7/17/17 (e)(l)	123	68
Series 2007-XLCA Class B, 0.7728% 7/17/17 (e)(l)	89	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (e)(l)	$ 43	$ 14
Class D, 0.463% 10/15/20 (e)(l)	30	8
Class E, 0.523% 10/15/20 (e)(l)	38	8
Class F, 0.573% 10/15/20 (e)(l)	23	4
Class G, 0.613% 10/15/20 (e)(l)	28	6
Class H, 0.703% 10/15/20 (e)(l)	18	2
Class J, 0.853% 10/15/20 (e)(l)	20	2
Class MHRO, 0.963% 10/15/20 (e)(l)	18	2
Class MJPM, 1.273% 10/15/20 (e)(l)	6	1
Class MSTR, 0.973% 10/15/20 (e)(l)	11	1
Class NHRO, 1.163% 10/15/20 (e)(l)	27	2
Class NSTR, 1.123% 10/15/20 (e)(l)	9	1
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (e)(l)(o)	255	4
Series 2004-HQ3 Class A2, 4.05% 1/13/41	21	22
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	109
Series 2006-HQ10 Class A1, 5.131% 11/12/41	24	25
Series 2006-T23 Class A1, 5.682% 8/12/41	67	69
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	11	11
Class A31, 5.439% 2/12/44 (l)	38	35
Series 2007-IQ13 Class A1, 5.05% 3/15/44	12	12
Series 2007-IQ14 Class A1, 5.38% 4/15/49	26	27
Series 2007-T25 Class A2, 5.507% 11/12/49	74	72
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (e)(l)(o)	543	6
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (e)(l)(o)	917	20
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (l)	116	113
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	111	35
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (l)	124	119
Class A4, 5.7705% 10/15/42 (l)	23	20
Series 2006-IQ12 Class B, 5.468% 12/15/43	75	22
Series 2006-T23 Class A3, 5.8075% 8/12/41 (l)	38	36
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	136	37
Series 2007-HQ12:
Class A2, 5.6318% 4/12/49 (l)	535	509
Series A1, 5.519% 4/12/49 (l)	17	18
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	$ 113	$ 88
Class B, 5.914% 4/15/49	18	5
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (e)(l)	121	6
Class D, 0.9728% 7/17/17 (e)(l)	57	3
Class E, 1.0728% 7/17/17 (e)(l)	47	2
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	2	2
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	457	448
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	127	131
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (e)	7	7
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (e)(l)	4	3
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	11	12
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)	64	68
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (e)(l)	58	35
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (e)(l)	78	23
Class F, 0.6281% 8/11/18 (e)(l)	85	17
Class G, 0.6481% 8/11/18 (e)(l)	80	12
Class J, 0.8881% 8/11/18 (e)(l)	18	2
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (e)(l)	5	1
Class AP2, 1.0728% 6/15/20 (e)(l)	9	1
Class F, 0.7528% 6/15/20 (e)(l)	168	34
Class LXR1, 0.9728% 6/15/20 (e)(l)	9	2
Class LXR2, 1.0728% 6/15/20 (e)(l)	115	12
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	25	25
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	148	150
Series 2003-C8 Class A3, 4.445% 11/15/35	327	323
Series 2006-C27 Class A2, 5.624% 7/15/45	67	67
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	$ 199	$ 182
Series 2007-C30:
Class A1, 5.031% 12/15/43	11	11
Class A3, 5.246% 12/15/43	64	62
Class A4, 5.305% 12/15/43	377	302
Class A5, 5.342% 12/15/43	80	57
Series 2007-C31:
Class A1, 5.14% 4/15/47	6	6
Class A4, 5.509% 4/15/47	170	128
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (l)	230	226
Class A3, 5.9289% 6/15/49 (l)	127	99
Series 2003-C6 Class G, 5.125% 8/15/35 (e)	36	18
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(l)	58	53
Class 180B, 5.3979% 10/15/41 (e)(l)	26	24
Series 2005-C19 Class B, 4.892% 5/15/44	75	30
Series 2005-C22:
Class B, 5.3549% 12/15/44 (l)	166	50
Class F, 5.3549% 12/15/44 (e)(l)	125	16
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	350	288
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	75	9
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	225	25
Class D, 5.513% 12/15/43 (l)	120	12
Class XP, 0.4317% 12/15/43 (e)(l)(o)	923	14
Series 2007-C31 Class C, 5.693% 4/15/47 (l)	21	3
Series 2007-C31A Class A2, 5.421% 4/15/47	2,000	1,946
Series 2007-C32:
Class D, 5.7405% 6/15/49 (l)	56	6
Class E, 5.7405% 6/15/49 (l)	89	9
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (l)	50	39
Series 2007-C33 Class B, 5.9023% 2/15/51 (l)	126	20
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,590)		25,802
Municipal Securities - 0.1%
	Shares	Value (000s)
California Gen. Oblig.:
7.5% 4/1/34	240	$ 255
7.55% 4/1/39	360	386
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	132	161
TOTAL MUNICIPAL SECURITIES (Cost $739)		802
Fixed-Income Funds - 12.9%

Fidelity Corporate Bond 1-10 Year Central Fund (m)	242,095	24,590
Fidelity High Income Central Fund 2 (m)	201,756	19,042
Fidelity Mortgage Backed Securities Central Fund (m)	771,763	78,650
TOTAL FIXED-INCOME FUNDS (Cost $122,104)		122,282
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.33% (n)	34,269,124	34,269
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(n)	3,652,125	3,652
TOTAL MONEY MARKET FUNDS (Cost $37,921)		37,921
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $44)	$ 44	44
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $930,379)		968,092
NET OTHER ASSETS - (2.1)%		(20,090)
NET ASSETS - 100%		$ 948,002
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
140 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 7,138	$ 116

The face value of futures purchased as a percentage of net assets - 0.8%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (j)

	Dec. 2034	$ 79	$ (76)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $69,000) (k)	Sept. 2037	295	(287)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $47,000) (k)	Sept. 2037	197	(192)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (j)	March 2034	9	(1)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (j)

	Feb. 2034	$ 1	$ (1)
TOTAL CREDIT DEFAULT SWAPS		$ 581	$ (557)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	44
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	161
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	495
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	815
TOTAL INTEREST RATE SWAPS		$ 18,000	$ 1,515
		$ 18,581	$ 958
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,483,000 or 1.8% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,805,000 or 0.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.

(j) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's® Investor Services, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(k) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$44,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 8
Banc of America Securities LLC	4
Bank of America, NA	8
Deutsche Bank Securities, Inc.	4
ING Financial Markets LLC	1
J.P. Morgan Securities, Inc.	8
Mizuho Securities USA, Inc.	4
Morgan Stanley & Co., Inc.	2
Societe Generale, New York Branch	5
$ 44
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 1,549
Fidelity 1-3 Year Duration Securitized Bond Central Fund	241
Fidelity Cash Central Fund	454
Fidelity Commercial Mortgage-Backed Securities Central Fund	810
Fidelity Corporate Bond 1-10 Year Central Fund	2,210
Fidelity Mortgage Backed Securities Central Fund	3,565
Fidelity Securities Lending Cash Central Fund	55
Fidelity Ultra-Short Central Fund	196
Total	$ 9,080
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 13,170	$ 192	$ 12,007	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	25,879	657	21,822*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	56,418	3,891	34,999	24,590	0.9%
Fidelity High Income Central Fund 2	19,738	5,253	5,195	19,042	4.1%
Fidelity Mortgage Backed Securities Central Fund	88,196	29,916	41,925	78,650	1.0%
Fidelity Ultra-Short Central Fund	27,012	-	22,715*	-	0.0%
Total	$ 230,413	$ 39,909	$ 138,663	$ 122,282
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	51,688	51,688	-	-
Consumer Staples	63,688	63,688	-	-
Energy	60,248	59,281	289	678
Financials	84,830	81,998	2,832	-
Health Care	74,767	74,767	-	-
Industrials	56,828	56,828	-	-
Information Technology	100,521	100,521	-	-
Materials	18,776	17,658	1,118	-
Telecommunication Services	17,049	17,049	-	-
Utilities	21,237	21,237	-	-
Asset-Backed Securities	6,976	-	6,103	873
Cash Equivalents	44	-	44	-
Collateralized Mortgage Obligations	4,505	-	4,216	289
Commercial Mortgage Securities	25,802	-	23,626	2,176
Corporate Bonds	75,855	-	75,855	-
Fixed-Income Funds	122,282	122,282	-	-
Money Market Funds	37,921	37,921	-	-
Municipal Securities	802	-	802	-
U.S. Government Agency - Mortgage Securities	30,851	-	30,851	-
U.S. Government and Government Agency Obligations	113,422	-	113,422	-
Total Investments in Securities:	$ 968,092	$ 704,918	$ 259,158	$ 4,016
Derivative Instruments:
Assets
Futures Contracts	116	116	-	-
Swap Agreements	1,515	-	1,515	-
Total Assets	$ 1,631	$ 116	$ 1,515	$ -
Liabilities
Swap Agreements	$ (557)	$ -	$ (479)	$ (78)
Total Derivative Instruments:	$ 1,074	$ 116	$ 1,036	$ (78)
Other Financial Instruments:
Forward Commitments	$ (4)	$ -	$ (4)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	1,103
Total Realized Gain (Loss)	68
Total Unrealized Gain (Loss)	(761)
Cost of Purchases	3,772
Proceeds of Sales	(244)
Amortization/Accretion	78
Transfers in/out of Level 3	-
Ending Balance	$ 4,016
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	(761)
Derivative Instruments:
Swap Agreements
Beginning Balance	(1,284)
Total Unrealized Gain (loss)	1,206
Transfers in/out of Level 3	-
Ending Balance	$ (78)
Realized gain (loss) on Swap Agreements for the period	6
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	40

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (557)
Equity Risk
Futures Contracts (a)	116	-
Interest Rate Risk
Swap Agreements (b)	1,515	-
Total Value of Derivatives	$ 1,631	$ (557)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	25.4%*
AAA,AA,A	8.3%
BBB	5.7%
BB	1.1%
B	1.0%
CCC,CC,C	0.3%
D	0.2%
Not Rated	0.0%†
Equities	58.8%
Short-Term Investments and Net Other Assets	(0.8)%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

† Amount represents less than 0.1%.
* Includes FDIC Guaranteed Corporate Securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.0%
United Kingdom	1.9%
Switzerland	1.5%
Netherlands	1.3%
Canada	1.2%
Bermuda	1.0%
Others (individually less than 1%)	5.1%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $111,226,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $86,385,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009
Assets
Investment in securities, at value (including securities loaned of $3,530 and repurchase agreements of $44) - See accompanying schedule: Unaffiliated issuers (cost $770,354)	$ 807,889
Fidelity Central Funds (cost $160,025)	160,203
Total Investments (cost $930,379)		$ 968,092
Commitment to sell securities on a delayed delivery basis	(3,108)
Receivable for securities sold on a delayed delivery basis	3,104	(4)
Receivable for investments sold, regular delivery		6,237
Cash		6
Receivable for fund shares sold		573
Dividends receivable		1,241
Interest receivable		1,907
Distributions receivable from Fidelity Central Funds		562
Unrealized appreciation on swap agreements		1,515
Prepaid expenses		3
Other receivables		56
Total assets		980,188

Liabilities
Payable for investments purchased Regular delivery	$ 6,684
Delayed delivery	17,727
Payable for swap agreements	7
Payable for fund shares redeemed	2,044
Unrealized depreciation on swap agreements	557
Accrued management fee	322
Distribution fees payable	374
Payable for daily variation on futures contracts	54
Other affiliated payables	238
Other payables and accrued expenses	527
Collateral on securities loaned, at value	3,652
Total liabilities		32,186

Net Assets		$ 948,002
Net Assets consist of:
Paid in capital		$ 1,124,985
Undistributed net investment income		3,944
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(219,392)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,465
Net Assets		$ 948,002

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($213,093 ÷ 16,905 shares)	$ 12.61

Maximum offering price per share (100/94.25 of $12.61)	$ 13.38
Class T: Net Asset Value and redemption price per share ($621,227 ÷ 48,902 shares)	$ 12.70

Maximum offering price per share (100/96.50 of $12.70)	$ 13.16
Class B: Net Asset Value and offering price per share ($28,750 ÷ 2,285 shares)A	$ 12.58

Class C: Net Asset Value and offering price per share ($60,548÷ 4,823 shares)A	$ 12.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,384 ÷ 1,907 shares)	$ 12.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Dividends		$ 11,394
Interest		8,280
Income from Fidelity Central Funds		9,080
Total income		28,754

Expenses
Management fee	$ 3,614
Transfer agent fees	2,508
Distribution fees	4,177
Accounting and security lending fees	378
Custodian fees and expenses	230
Independent trustees' compensation	6
Depreciation in deferred trustee compensation account	(1)
Registration fees	80
Audit	102
Legal	10
Miscellaneous	53
Total expenses before reductions	11,157
Expense reductions	(52)	11,105
Net investment income (loss)		17,649
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(188,539)
Fidelity Central Funds	(25,949)
Foreign currency transactions	(240)
Futures contracts	(686)
Swap agreements	(631)
Total net realized gain (loss)		(216,045)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $4)	42,251
Assets and liabilities in foreign currencies	6
Futures contracts	116
Swap agreements	1,739
Delayed delivery commitments	(4)
Total change in net unrealized appreciation (depreciation)		44,108
Net gain (loss)		(171,937)
Net increase (decrease) in net assets resulting from operations		$ (154,288)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,649	$ 20,975
Net realized gain (loss)	(216,045)	23,259
Change in net unrealized appreciation (depreciation)	44,108	(148,320)
Net increase (decrease) in net assets resulting from operations	(154,288)	(104,086)
Distributions to shareholders from net investment income	(14,423)	(25,979)
Distributions to shareholders from net realized gain	(4,006)	(106,465)
Total distributions	(18,429)	(132,444)
Share transactions - net increase (decrease)	(81,218)	46,614
Total increase (decrease) in net assets	(253,935)	(189,916)

Net Assets
Beginning of period	1,201,937	1,391,853
End of period (including undistributed net investment income of $3,944 and distributions in excess of net investment income of $43, respectively)	$ 948,002	$ 1,201,937

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 J

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44
Income from Investment Operations
Net investment income (loss)E	.25	.29	.32	.21	.33	.37 H
Net realized and unrealized gain (loss)	(1.93)	(1.42)	1.84	.84	.58	.59
Total from investment operations	(1.68)	(1.13)	2.16	1.05	.91	.96
Distributions from net investment income	(.21)	(.36)	(.34)	(.22)	(.39)	(.36)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.26)	(1.69)	(1.19)	(1.21) M	(.39)	(.36)
Net asset value, end of period	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04
Total Return B, C, D	(11.30)%	(7.52)%	13.55%	6.66%	5.77%	6.28%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06%	.98%	.98%	.99% A	1.00%	.98%
Expenses net of fee waivers, if any	1.06%	.98%	.98%	.99% A	1.00%	.98%
Expenses net of all reductions	1.06%	.97%	.97%	.98% A	.96%	.97%
Net investment income (loss)	2.24%	1.82%	1.89%	1.70% A	2.05%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$ 213	$ 270	$ 266	$ 208	$ 169	$ 149
Portfolio turnover rate G	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. K For the period ended November 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 J

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50
Income from Investment Operations
Net investment income (loss) E	.23	.25	.28	.18	.29	.33 H
Net realized and unrealized gain (loss)	(1.95)	(1.44)	1.85	.86	.58	.60
Total from investment operations	(1.72)	(1.19)	2.13	1.04	.87	.93
Distributions from net investment income	(.19)	(.31)	(.29)	(.18)	(.35)	(.31)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.24)	(1.64)	(1.14)	(1.18)	(.35)	(.31)
Net asset value, end of period	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12
Total Return B, C, D	(11.54)%	(7.77)%	13.32%	6.53%	5.47%	6.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29%	1.20%	1.20%	1.22% A	1.24%	1.24%
Expenses net of fee waivers, if any	1.29%	1.20%	1.20%	1.22% A	1.24%	1.24%
Expenses net of all reductions	1.29%	1.20%	1.20%	1.21% A	1.21%	1.23%
Net investment income (loss)	2.01%	1.59%	1.66%	1.47% A	1.81%	2.08%
Supplemental Data
Net assets, end of period (in millions)	$ 621	$ 778	$ 948	$ 949	$ 1,038	$ 1,278
Portfolio turnover rate G	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. K For the period ended November 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 J

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38
Income from Investment Operations
Net investment income (loss) E	.16	.16	.18	.10	.19	.24 H
Net realized and unrealized gain (loss)	(1.92)	(1.43)	1.82	.85	.59	.59
Total from investment operations	(1.76)	(1.27)	2.00	.95	.78	.83
Distributions from net investment income	(.13)	(.21)	(.18)	(.11)	(.26)	(.23)
Distributions from net realized gain	(.04)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.17)	(1.54)	(1.03)	(1.10)M	(.26)	(.23)
Net asset value, end of period	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98
Total Return B, C, D	(11.98)%	(8.31)%	12.59%	6.03%	4.92%	5.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83%	1.79%	1.80%	1.84% A	1.85%	1.84%
Expenses net of fee waivers, if any	1.83%	1.79%	1.80%	1.84% A	1.83%	1.80%
Expenses net of all reductions	1.83%	1.78%	1.80%	1.83% A	1.80%	1.80%
Net investment income (loss)	1.46%	1.00%	1.06%	.85% A	1.21%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 45	$ 64	$ 79	$ 99	$ 122
Portfolio turnover rate G	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. K For the period ended November 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 J

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37
Income from Investment Operations
Net investment income (loss) E	.17	.16	.19	.11	.20	.24 H
Net realized and unrealized gain (loss)	(1.93)	(1.41)	1.82	.84	.58	.60
Total from investment operations	(1.76)	(1.25)	2.01	.95	.78	.84
Distributions from net investment income	(.13)	(.23)	(.20)	(.12)	(.26)	(.23)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.18)	(1.56)	(1.05)	(1.11) M	(.26)	(.23)
Net asset value, end of period	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98
Total Return B, C, D	(12.02)%	(8.22)%	12.66%	6.04%	4.94%	5.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82%	1.74%	1.75%	1.78% A	1.81%	1.80%
Expenses net of fee waivers, if any	1.82%	1.74%	1.75%	1.78% A	1.81%	1.80%
Expenses net of all reductions	1.81%	1.74%	1.74%	1.77% A	1.77%	1.80%
Net investment income (loss)	1.48%	1.05%	1.11%	.91% A	1.24%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 61	$ 79	$ 82	$ 73	$ 73	$ 79
Portfolio turnover rate G	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. K For the period ended November 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59
Income from Investment Operations
Net investment income (loss) D	.28	.33	.38	.25	.37	.41 G
Net realized and unrealized gain (loss)	(1.95)	(1.44)	1.86	.85	.59	.60
Total from investment operations	(1.67)	(1.11)	2.24	1.10	.96	1.01
Distributions from net investment income	(.25)	(.40)	(.39)	(.24)	(.43)	(.39)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.30)	(1.73)	(1.24)	(1.24)	(.43)	(.39)
Net asset value, end of period	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21
Total Return B, C	(11.07)%	(7.29)%	13.92%	6.89%	6.04%	6.55%
Ratios to Average Net Assets E, H
Expenses before reductions	.79%	.71%	.68%	.69% A	.75%	.74%
Expenses net of fee waivers, if any	.79%	.71%	.68%	.69% A	.75%	.74%
Expenses net of all reductions	.78%	.70%	.67%	.67% A	.71%	.73%
Net investment income (loss)	2.51%	2.09%	2.18%	2.00% A	2.30%	2.59%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 29	$ 32	$ 17	$ 20	$ 28
Portfolio turnover rate F	215% K	103% K	88% K	59% A	145%	68%

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J For the period ended November 30. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	Fidelity Management & Research Company, Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments ,as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, municipal securities and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. the Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, SWAP agreements, certain foreign taxes, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, passive foreign investment companies (PFIC), foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 69,548
Unrealized depreciation	(52,981)
Net unrealized appreciation (depreciation)	$ 16,567
Undistributed ordinary income	$ 4,095
Capital loss carryforward	$ (111,226)
Cost for federal income tax purposes	$ 951,525

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 16,005	$ 45,141
Long-term Capital Gains	2,424	87,303
Total	$ 18,429	$ 132,444

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $581 representing 0.06% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(577). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $581 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	(1,197)	1,133
Equity Risk
Futures Contracts	(686)	116
Interest Rate Risk
Swap Agreements	566	606
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (1,317)	$ 1,855

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(686) for futures contracts, and $(631) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $116 for futures contracts and $1,739 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $1,352,629 and $1,468,842, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 484	$ 21
Class T	.25%	.25%	2,840	28
Class B	.75%	.25%	290	218
Class C	.75%	.25%	563	66
			$ 4,177	$ 333

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	23
Class B*	71
Class C*	8
$ 153

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 582.30
Class T	1,588.28
Class B	94.32
Class C	174.31
Institutional Class	70.28
	$ 2,508

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31 for the period.

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 13,614	218
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 17,758	246

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio

Annual Report

9. Security Lending - continued

securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $8. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $55.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $48 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008
From net investment income
Class A	$ 3,606	$ 6,349
Class T	9,305	16,924
Class B	315	728
Class C	637	1,209
Institutional Class	560	769
Total	$ 14,423	$ 25,979
From net realized gain
Class A	$ 906	$ 20,978
Class T	2,584	71,765
Class B	131	4,800
Class C	254	6,415
Institutional Class	131	2,507
Total	$ 4,006	$ 106,465

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class A
Shares sold	4,151	6,357	$ 46,493	$ 100,338
Reinvestment of distributions	384	1,587	4,306	26,266
Shares redeemed	(6,227)	(4,655)	(69,917)	(71,808)
Net increase (decrease)	(1,692)	3,289	$ (19,118)	$ 54,796
Class T
Shares sold	10,723	7,304	$ 119,671	$ 114,982
Reinvestment of distributions	1,006	5,080	11,362	85,131
Shares redeemed	(15,922)	(13,527)	(179,021)	(214,462)
Net increase (decrease)	(4,193)	(1,143)	$ (47,988)	$ (14,349)
Class B
Shares sold	414	482	$ 4,634	$ 7,577
Reinvestment of distributions	37	302	409	5,034
Shares redeemed	(1,250)	(1,371)	(13,847)	(21,423)
Net increase (decrease)	(799)	(587)	$ (8,804)	$ (8,812)
Class C
Shares sold	1,109	1,566	$ 12,303	$ 24,649
Reinvestment of distributions	69	397	770	6,599
Shares redeemed	(1,832)	(1,246)	(19,970)	(19,444)
Net increase (decrease)	(654)	717	$ (6,897)	$ 11,804
Institutional Class
Shares sold	1,275	826	$ 15,673	$ 13,366
Reinvestment of distributions	58	173	661	2,907
Shares redeemed	(1,395)	(823)	(14,745)	(13,098)
Net increase (decrease)	(62)	176	$ 1,589	$ 3,175

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 2.80% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,846,427 of distributions paid during the period January 1, 2008 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 22%, 45%, 71% and 70%; Class T designates 28%, 50%, 76% and 77%; Class B designates 71%, 65%, 100% and 100%; and Class C designates 59%, 63%, 100%, and 100%; of the dividends distributed in October 2008, December 2008, April 2009 and July 2009, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 21%, 49%, 83% and 81%; Class T designates 27%, 54%, 88% and 89%; Class B designates 68%, 70%, 100% and 100%; and Class C designates 56%, 69%, 100% and 100%; of the dividends distributed in October 2008, December 2008, April 2009 and July 2009, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-UANN-1009
1.786673.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Balanced Fund -
Institutional Class

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class	-11.07%	1.92%	1.39%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Balanced Fund - Institutional Class on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: From unprecedented lows to an uplifting rally, investors rode a wave of volatility during the year ending August 31, 2009. The period opened with a string of large financial institutions either collapsing or being forced into mergers or government conservatorship. Investors began to sell off riskier assets in a flight to quality, and governments around the globe began massive interventions to shore up the economy and stabilize the financial system. By March, some of these efforts took root and signs of a potential recovery began to emerge: Corporate profits, though still weak, began to stabilize, and valuations started to return to normal trading ranges. For the year, the Standard & Poor's 500SM Index declined 18.25%, though up nearly 41% in the final six months. Meanwhile, the blue-chip-laden Dow Jones Industrial AverageSM fell 14.85% and the technology-heavy Nasdaq Composite® Index posted a 14.25% loss. By contrast, the fixed-income markets produced positive returns, with the Barclays Capital U.S. Aggregate Bond Index - an expansive measure of the investment-grade bond universe - gaining 7.94% for the 12 months. High-yield bonds made a strong comeback during the second half of the period when riskier assets came into favor, and the benchmark Merrill Lynch® U.S. High Yield Master II Constrained Index finished the year up 6.40%.

Comments from Robert Stansky and Ford O'Neil, Co-Portfolio Managers of Fidelity® Advisor Balanced Fund: The fund's Class A, Class T, Class B and Class C shares returned -11.30%, -11.54%, -11.98% and -12.02%, respectively (excluding sales charges), for the year, versus -7.75% for the Fidelity Balanced 60/40 Composite Index, a hypothetical blend of the total returns of the S&P 500® and the Barclays Aggregate Bond index, using weightings of 60% and 40%, respectively. The fund lagged due to poor stock selection and an underweighting in the more stable investment-grade bond sleeve, partially offset by an out-of-index allocation to high-yield bonds, which did well. In the equity sleeve, stock picks in energy were weakest, with subpar results also in industrials and utilities. Among the biggest detractors were drill-rig maker National Oilwell Varco and consumer electronics giant Apple, the latter due to untimely ownership. Conversely, a non-index stake in Dutch semiconductor equipment manufacturer ASML Holding was the top contributor. The investment-grade bond sleeve was bolstered by its exposure - both direct and through Fidelity fixed-income central funds - to spread-based bonds, which snapped back strongly, though not quite enough to offset earlier losses. We've since trimmed our exposure to the central funds, while also maintaining some of the same securities directly.

Comments from Robert Stansky and Ford O'Neil, Co-Portfolio Managers of Fidelity® Advisor Balanced Fund: The fund's Institutional Class shares returned -11.07% for the year, versus -7.75% for the Fidelity Balanced 60/40 Composite Index, a hypothetical blend of the total returns of the S&P 500® and the Barclays Aggregate Bond index, using weightings of 60% and 40%, respectively. The fund lagged the index due to poor stock selection and an underweighting in the more stable investment-grade bond sleeve, partially offset by an out-of-index allocation to high-yield bonds, which did well. In the equity sleeve, stock picks in energy were weakest, with subpar results also in industrials and utilities. Among the biggest detractors were drill-rig maker National Oilwell Varco and consumer electronics giant Apple, the latter due to untimely ownership. Conversely, a non-index stake in Dutch semiconductor equipment manufacturer ASML Holding was the top contributor. The investment-grade bond sleeve was bolstered by its exposure - both direct and through Fidelity fixed-income central funds - to spread-based bonds, which snapped back strongly, though not quite enough to offset earlier losses. We've since trimmed our exposure to the central funds, while also maintaining some of the same securities directly.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.07%
Actual		$ 1,000.00	$ 1,323.20	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.28%
Actual		$ 1,000.00	$ 1,321.90	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.51
Class B	1.85%
Actual		$ 1,000.00	$ 1,318.20	$ 10.81
HypotheticalA		$ 1,000.00	$ 1,015.88	$ 9.40
Class C	1.83%
Actual		$ 1,000.00	$ 1,318.00	$ 10.69
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,325.90	$ 4.57
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	1.7	1.5
Microsoft Corp.	1.3	1.3
Wells Fargo & Co.	1.1	0.6
Verizon Communications, Inc.	1.0	1.0
Chevron Corp.	1.0	0.4
	6.1
Top Five Bond Issuers as of August 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.3	6.7
Fannie Mae	10.2	10.7
Freddie Mac	2.1	5.6
Government National Mortgage Association	1.6	0.8
Federal Home Loan Bank	0.5	0.5
	24.7
Top Five Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.0	9.7
Information Technology	10.9	10.6
Health Care	8.2	9.6
Energy	7.6	9.1
Consumer Staples	7.3	9.0
Asset Allocation (% of fund's net assets)
As of August 31, 2009 *	As of February 28, 2009 **
Stocks and Equity Futures 58.5%	Stocks and Equity Futures 59.4%
Bonds 43.4%	Bonds 45.0%
Other Government Related† 0.2%	Other Government Related 0.0%
Convertible Securities 0.3%	Convertible Securities 0.2%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets*** (2.7)%	Short-Term Investments and Net Other Assets*** (4.9)%

* Foreign investments	12.0%	** Foreign investments	10.1%
† Includes FDIC Guaranteed Corporate Securities.
*** Short-term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Common Stocks - 57.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.3%
BorgWarner, Inc.	14,700	$ 436
Johnson Controls, Inc.	64,600	1,600
TRW Automotive Holdings Corp. (a)	35,384	625
		2,661
Automobiles - 0.1%
Harley-Davidson, Inc.	23,100	554
Distributors - 0.2%
Li & Fung Ltd.	537,000	1,784
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	13,423	1,137
Regis Corp.	23,137	374
		1,511
Hotels, Restaurants & Leisure - 0.4%
Burger King Holdings, Inc.	23,700	425
McDonald's Corp.	24,600	1,384
Royal Caribbean Cruises Ltd.	47,000	897
Starwood Hotels & Resorts Worldwide, Inc.	32,400	965
Wendy's/Arby's Group, Inc.	41,400	209
		3,880
Household Durables - 0.4%
D.R. Horton, Inc.	48,400	649
Mohawk Industries, Inc. (a)	22,124	1,109
Newell Rubbermaid, Inc.	46,800	651
Pulte Homes, Inc.	26,017	332
Whirlpool Corp.	18,745	1,204
		3,945
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	25,051	2,034
Expedia, Inc. (a)	37,362	861
Priceline.com, Inc. (a)	4,300	662
		3,557
Leisure Equipment & Products - 0.1%
Brunswick Corp.	18,687	174
Hasbro, Inc.	14,700	417
		591
Media - 1.7%
Central European Media Enterprises Ltd. Class A (a)	24,300	698
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
Class A	69,957	$ 1,072
Class A (special) (non-vtg.)	92,600	1,351
Discovery Communications, Inc. (a)	21,900	568
DISH Network Corp. Class A (a)	33,616	548
DreamWorks Animation SKG, Inc. Class A (a)	27,089	915
Interpublic Group of Companies, Inc. (a)	91,200	574
Liberty Global, Inc. Class A (a)	25,900	567
Martha Stewart Living Omnimedia, Inc. Class A (a)	10,946	78
The DIRECTV Group, Inc. (a)(d)	108,100	2,677
The Walt Disney Co.	160,800	4,187
Time Warner Cable, Inc.	42,476	1,568
Viacom, Inc. Class B (non-vtg.) (a)	50,800	1,272
		16,075
Multiline Retail - 0.3%
Kohl's Corp. (a)	9,288	479
Target Corp.	60,700	2,853
		3,332
Specialty Retail - 1.3%
Best Buy Co., Inc.	14,625	531
Home Depot, Inc.	128,200	3,499
Lowe's Companies, Inc.	147,000	3,161
MarineMax, Inc. (a)	19,014	134
Ross Stores, Inc.	14,779	689
Sally Beauty Holdings, Inc. (a)	62,300	443
Staples, Inc.	54,640	1,181
Tiffany & Co., Inc.	14,500	528
TJX Companies, Inc.	48,300	1,736
Urban Outfitters, Inc. (a)	17,700	503
Zumiez, Inc. (a)	24,300	307
		12,712
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc. (a)	9,000	226
LVMH Moet Hennessy - Louis Vuitton	5,414	518
Ports Design Ltd.	149,500	342
		1,086
TOTAL CONSUMER DISCRETIONARY		51,688
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.7%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	37,968	$ 1,639
Coca-Cola Enterprises, Inc.	56,161	1,135
Coca-Cola FEMSA SAB de CV sponsored ADR	6,836	305
Coca-Cola Icecek AS	24,254	170
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,250	317
Constellation Brands, Inc. Class A (sub. vtg.) (a)	116,045	1,716
Diageo PLC sponsored ADR	12,983	805
Dr Pepper Snapple Group, Inc. (a)	45,318	1,198
Embotelladora Andina SA sponsored ADR	18,439	316
Fomento Economico Mexicano SAB de CV sponsored ADR	4,100	149
Molson Coors Brewing Co. Class B	43,754	2,073
Pepsi Bottling Group, Inc.	13,700	490
PepsiCo, Inc.	88,058	4,990
The Coca-Cola Co.	88,945	4,338
		19,641
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	16,500	841
CVS Caremark Corp.	144,088	5,406
Kroger Co.	92,950	2,007
Safeway, Inc.	87,288	1,663
Wal-Mart Stores, Inc.	65,882	3,351
Walgreen Co.	66,977	2,269
		15,537
Food Products - 1.0%
Archer Daniels Midland Co.	39,845	1,149
Bunge Ltd.	3,357	225
Cadbury PLC sponsored ADR	6,600	249
General Mills, Inc.	14,771	882
Green Mountain Coffee Roasters, Inc. (a)	22,185	1,335
Nestle SA (Reg.)	57,975	2,408
SLC Agricola SA	17,300	139
Tyson Foods, Inc. Class A	52,900	634
Unilever NV (NY Shares)	68,755	1,920
Viterra, Inc. (a)	19,800	174
		9,115
Household Products - 1.0%
Colgate-Palmolive Co.	12,927	940
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Energizer Holdings, Inc. (a)	12,200	$ 798
Procter & Gamble Co.	146,655	7,936
		9,674
Personal Products - 0.2%
Avon Products, Inc.	56,410	1,798
Mead Johnson Nutrition Co. Class A	4,221	167
		1,965
Tobacco - 0.8%
Altria Group, Inc.	122,408	2,238
British American Tobacco PLC sponsored ADR	51,400	3,122
Philip Morris International, Inc.	48,905	2,235
Souza Cruz Industria Comerico	5,050	161
		7,756
TOTAL CONSUMER STAPLES		63,688
ENERGY - 6.3%
Energy Equipment & Services - 1.6%
Atwood Oceanics, Inc. (a)	22,684	646
ENSCO International, Inc.	15,844	585
Global Industries Ltd. (a)	29,232	278
Helix Energy Solutions Group, Inc. (a)	29,188	341
Helmerich & Payne, Inc.	44,600	1,492
Nabors Industries Ltd. (a)	77,247	1,366
National Oilwell Varco, Inc. (a)	64,300	2,337
Noble Corp.	46,957	1,645
Patterson-UTI Energy, Inc.	44,541	592
Pride International, Inc. (a)	31,200	804
Seahawk Drilling, Inc. (a)	2,126	47
Smith International, Inc.	41,850	1,154
Transocean Ltd. (a)	8,000	607
Weatherford International Ltd. (a)	159,600	3,184
		15,078
Oil, Gas & Consumable Fuels - 4.7%
Chesapeake Energy Corp.	53,800	1,229
Chevron Corp.	134,348	9,396
China Shenhua Energy Co. Ltd. (H Shares)	80,000	323
Concho Resources, Inc. (a)	84,163	2,743
Continental Resources, Inc. (a)(d)	6,588	233
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	105,528	$ 1,606
Ellora Energy, Inc. (a)(e)	106,700	678
Energy Resources of Australia Ltd.	13,003	286
EXCO Resources, Inc. (a)	91,150	1,336
Hess Corp.	4,000	202
Marathon Oil Corp.	19,382	598
Occidental Petroleum Corp.	35,587	2,601
OPTI Canada, Inc. (a)(e)	8,300	13
Petrobank Energy & Resources Ltd. (a)	8,000	297
Petrohawk Energy Corp. (a)	131,535	2,832
Plains Exploration & Production Co. (a)	68,390	1,795
Range Resources Corp.	14,050	680
Royal Dutch Shell PLC Class B ADR	157,400	8,522
SandRidge Energy, Inc. (a)	85,075	1,038
Southwestern Energy Co. (a)	67,671	2,494
Suncor Energy, Inc.	145,680	4,457
TriStar Oil & Gas Ltd. (a)	27,400	368
Ultra Petroleum Corp. (a)	24,000	1,114
Uranium One, Inc. (a)	18,000	40
		44,881
TOTAL ENERGY		59,959
FINANCIALS - 8.8%
Capital Markets - 1.1%
BlackRock, Inc. Class A	2,650	529
Evercore Partners, Inc. Class A	6,500	164
Goldman Sachs Group, Inc.	13,760	2,277
Greenhill & Co., Inc.	1,500	119
Janus Capital Group, Inc.	40,300	513
Morgan Stanley	111,600	3,232
Nomura Holdings, Inc.	29,500	261
State Street Corp.	45,200	2,372
UBS AG (For. Reg.) (a)	67,024	1,234
		10,701
Commercial Banks - 2.5%
Allied Irish Banks PLC	34,300	136
Bangkok Bank Ltd. PCL (For. Reg.)	7,600	25
Credit Agricole SA	11,800	219
Gunma Bank Ltd.	38,000	215
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Mitsubishi UFJ Financial Group, Inc.	188,900	$ 1,201
PNC Financial Services Group, Inc.	82,478	3,513
Standard Chartered PLC (United Kingdom)	18,942	431
Sumitomo Mitsui Financial Group, Inc.	57,500	2,478
SunTrust Banks, Inc.	38,129	891
U.S. Bancorp, Delaware	156,178	3,533
Umpqua Holdings Corp.	22,900	236
Univest Corp. of Pennsylvania	10,400	216
Wells Fargo & Co.	379,773	10,451
		23,545
Consumer Finance - 0.6%
American Express Co.	101,700	3,439
Capital One Financial Corp.	39,000	1,454
Discover Financial Services	52,242	718
		5,611
Diversified Financial Services - 2.2%
Bank of America Corp.	208,357	3,665
BM&F BOVESPA SA	27,200	168
CME Group, Inc.	2,095	610
JPMorgan Chase & Co.	373,956	16,252
		20,695
Insurance - 1.7%
ACE Ltd.	41,173	2,148
Allstate Corp.	9,800	288
AMP Ltd.	15,927	86
Aon Corp.	16,968	709
CNA Financial Corp.	51,919	1,270
eHealth, Inc. (a)	16,645	308
Everest Re Group Ltd.	1,800	152
Genworth Financial, Inc. Class A	81,100	856
Lincoln National Corp.	38,100	962
Loews Corp.	8,400	287
MetLife, Inc.	63,540	2,399
PartnerRe Ltd.	8,247	610
Principal Financial Group, Inc.	20,800	591
Protective Life Corp.	44,200	953
Prudential Financial, Inc.	114	6
Sony Financial Holdings, Inc.	254	771
The First American Corp.	1,200	38
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	40,550	$ 2,045
XL Capital Ltd. Class A	112,000	1,943
		16,422
Real Estate Investment Trusts - 0.4%
CapitaCommercial Trust (REIT)	599,000	370
Developers Diversified Realty Corp.	14,649	115
Duke Realty LP	50,400	581
Plum Creek Timber Co., Inc. (d)	14,400	436
Potlatch Corp.	14,469	421
ProLogis Trust	151,900	1,689
SL Green Realty Corp.	7,100	251
U-Store-It Trust	23,000	149
		4,012
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	11,528	165
BR Malls Participacoes SA (a)	55,300	550
Forestar Group, Inc. (a)	14,800	214
Housing Development and Infrastructure Ltd.	24,345	159
Indiabulls Real Estate Ltd.	169,316	956
		2,044
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	53,200	551
Washington Mutual, Inc.	130,000	24
		575
TOTAL FINANCIALS		83,605
HEALTH CARE - 7.9%
Biotechnology - 1.2%
Amgen, Inc. (a)	77,725	4,643
BioCryst Pharmaceuticals, Inc. (a)(d)	24,940	311
Biogen Idec, Inc. (a)	39,600	1,988
Cephalon, Inc. (a)	9,000	512
Gilead Sciences, Inc. (a)	32,286	1,455
GTx, Inc. (a)	19,586	184
Human Genome Sciences, Inc. (a)	40,000	791
ONYX Pharmaceuticals, Inc. (a)	10,489	336
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
United Therapeutics Corp. (a)	4,375	$ 400
Vanda Pharmaceuticals, Inc. (a)	25,920	354
		10,974
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	57,307	3,262
Beckman Coulter, Inc.	11,500	779
Boston Scientific Corp. (a)	190,900	2,243
Covidien PLC	86,838	3,436
Edwards Lifesciences Corp. (a)	15,170	939
ev3, Inc. (a)	31,966	407
Fisher & Paykel Healthcare Corp.	56,624	126
Mako Surgical Corp. (a)	39,311	336
Nobel Biocare Holding AG (Switzerland)	11,250	344
Quidel Corp. (a)	41,970	648
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	88,000	238
St. Jude Medical, Inc. (a)	8,167	315
William Demant Holding AS (a)	3,251	199
		13,272
Health Care Providers & Services - 1.4%
CIGNA Corp.	77,339	2,276
Community Health Systems, Inc. (a)	33,974	1,045
Express Scripts, Inc. (a)	35,265	2,547
Health Net, Inc. (a)	26,800	411
Henry Schein, Inc. (a)	21,200	1,123
Medco Health Solutions, Inc. (a)	64,414	3,557
UnitedHealth Group, Inc.	64,569	1,808
WellPoint, Inc. (a)	10,400	550
		13,317
Health Care Technology - 0.2%
HLTH Corp. (a)	159,172	2,310
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)	7,100	245
Illumina, Inc. (a)	34,548	1,219
Life Technologies Corp. (a)	53,101	2,365
QIAGEN NV (a)	44,051	905
		4,734
Pharmaceuticals - 3.2%
Abbott Laboratories	51,978	2,351
Allergan, Inc.	66,010	3,691
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Ardea Biosciences, Inc. (a)	8,400	$ 149
Elan Corp. PLC sponsored ADR (a)	46,000	333
Johnson & Johnson	77,525	4,686
King Pharmaceuticals, Inc. (a)	77,181	801
Merck & Co., Inc.	142,578	4,624
Novo Nordisk AS Series B	13,150	802
Pfizer, Inc.	549,173	9,171
Pronova BioPharma ASA (a)	114,900	332
Roche Holding AG (participation certificate)	7,701	1,224
Schering-Plough Corp.	10,599	299
Shire PLC sponsored ADR	15,500	768
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,500	283
Wyeth	13,494	646
		30,160
TOTAL HEALTH CARE		74,767
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.0%
General Dynamics Corp.	10,100	598
Honeywell International, Inc.	57,900	2,128
Lockheed Martin Corp.	24,400	1,830
Precision Castparts Corp.	6,679	610
Raytheon Co.	31,272	1,475
The Boeing Co.	18,200	904
United Technologies Corp.	29,300	1,739
		9,284
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	22,500	1,266
FedEx Corp.	13,500	928
United Parcel Service, Inc. Class B	50,800	2,716
		4,910
Building Products - 0.1%
Masco Corp.	63,411	918
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	21,647	1,072
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.2%
MYR Group, Inc. (a)	9,700	$ 199
Quanta Services, Inc. (a)	69,200	1,531
		1,730
Electrical Equipment - 0.5%
Alstom SA	15,781	1,109
Cooper Industries Ltd. Class A	17,195	555
Energy Conversion Devices, Inc. (a)(d)	18,890	211
Regal-Beloit Corp.	19,081	867
Renewable Energy Corp. AS (a)	106,467	721
SunPower Corp. Class B (a)	41,204	881
		4,344
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	11,800	389
General Electric Co.	493,351	6,858
Siemens AG sponsored ADR	18,141	1,575
Textron, Inc.	124,000	1,905
Tyco International Ltd.	31,100	986
		11,713
Machinery - 1.6%
Caterpillar, Inc.	25,800	1,169
Cummins, Inc.	67,800	3,073
Danaher Corp.	41,800	2,538
Deere & Co.	44,700	1,949
Eaton Corp.	35,400	1,910
Flowserve Corp.	1,900	164
Illinois Tool Works, Inc.	8,200	343
Ingersoll-Rand Co. Ltd.	23,200	717
Navistar International Corp. (a)	33,000	1,427
PACCAR, Inc.	20,100	727
Parker Hannifin Corp.	1,300	63
Toro Co.	14,202	539
Trinity Industries, Inc.	8,100	128
Vallourec SA	3,319	504
		15,251
Professional Services - 0.2%
Manpower, Inc.	17,700	915
Monster Worldwide, Inc. (a)	49,167	797
		1,712
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
CSX Corp.	34,796	$ 1,479
Norfolk Southern Corp.	11,800	541
Union Pacific Corp.	49,300	2,949
		4,969
Trading Companies & Distributors - 0.1%
GATX Corp.	4,200	115
W.W. Grainger, Inc.	7,300	639
WESCO International, Inc. (a)	7,100	171
		925
TOTAL INDUSTRIALS		56,828
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.0%
Ciena Corp. (a)	89,700	1,202
Juniper Networks, Inc. (a)	156,334	3,607
QUALCOMM, Inc.	44,406	2,061
Sycamore Networks, Inc. (a)	546,600	1,662
ZTE Corp. (H Shares)	115,580	538
		9,070
Computers & Peripherals - 0.4%
Apple, Inc. (a)	300	50
Hewlett-Packard Co.	1,500	67
Logitech International SA (a)	28,100	514
SanDisk Corp. (a)	204,166	3,614
Wistron Corp.	27,813	54
		4,299
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	53,339	1,370
Arrow Electronics, Inc. (a)	31,219	863
BYD Co. Ltd. (H Shares) (a)	76,500	480
Flextronics International Ltd. (a)	45,800	272
Hon Hai Precision Industry Co. Ltd. (Foxconn)	76,200	257
Tyco Electronics Ltd.	50,665	1,156
		4,398
Internet Software & Services - 0.3%
eBay, Inc. (a)	70,700	1,565
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Equinix, Inc. (a)	1,100	$ 93
Google, Inc. Class A (a)	2,200	1,016
		2,674
IT Services - 0.1%
RightNow Technologies, Inc. (a)	9,600	121
Visa, Inc. Class A	10,300	732
		853
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Semiconductor Engineering, Inc. sponsored ADR	116,400	407
Aixtron AG	13,723	269
Analog Devices, Inc.	140,500	3,969
Applied Materials, Inc.	467,000	6,155
ARM Holdings PLC sponsored ADR	23,300	148
ASAT Holdings Ltd. (a)	6,352	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0*
ASML Holding NV (NY Shares)	308,834	8,484
ATMI, Inc. (a)	43,787	744
Avago Technologies Ltd.	70,931	1,291
Brooks Automation, Inc. (a)	121,500	790
Cirrus Logic, Inc. (a)	56,353	280
Cymer, Inc. (a)	19,905	700
Hynix Semiconductor, Inc. (a)	21,020	369
Inotera Memories, Inc. (a)	1,018,000	572
Intel Corp.	431,400	8,766
International Rectifier Corp. (a)	678	13
KLA-Tencor Corp.	110,101	3,435
Kulicke & Soffa Industries, Inc. (a)	75,787	399
Lam Research Corp. (a)	93,800	2,880
Marvell Technology Group Ltd. (a)	270,807	4,130
Maxim Integrated Products, Inc.	31,400	590
MediaTek, Inc.	19,078	277
MEMC Electronic Materials, Inc. (a)	3,400	54
Micron Technology, Inc. (a)	867,400	6,393
Novellus Systems, Inc. (a)	21,500	412
Photronics, Inc. (a)	29,400	134
Richtek Technology Corp.	38,800	308
Samsung Electronics Co. Ltd.	8,690	5,364
Skyworks Solutions, Inc. (a)	66,486	775
Teradyne, Inc. (a)	170,900	1,410
Tokyo Electron Ltd.	37,400	2,034
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	17,600	$ 538
Verigy Ltd. (a)	75,700	809
Volterra Semiconductor Corp. (a)	8,485	150
		63,049
Software - 1.7%
Adobe Systems, Inc. (a)	26,574	835
BMC Software, Inc. (a)	45,322	1,616
Citrix Systems, Inc. (a)	44,800	1,598
Microsoft Corp.	488,390	12,039
Oracle Corp.	4,100	90
		16,178
TOTAL INFORMATION TECHNOLOGY		100,521
MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	20,096	1,508
Airgas, Inc.	15,900	739
Albemarle Corp.	29,825	961
Dow Chemical Co.	88,000	1,874
E.I. du Pont de Nemours & Co.	28,000	894
Fertilizantes Fosfatados SA (PN)	9,300	87
Monsanto Co.	22,187	1,861
Praxair, Inc.	16,000	1,226
Solutia, Inc. (a)	45,380	555
Terra Industries, Inc.	7,700	240
The Mosaic Co.	1,581	77
		10,022
Construction Materials - 0.0%
Vulcan Materials Co.	5,900	295
Containers & Packaging - 0.3%
Ball Corp.	14,300	693
Owens-Illinois, Inc. (a)	25,300	859
Pactiv Corp. (a)	4,800	119
Rock-Tenn Co. Class A	1,450	74
Temple-Inland, Inc.	40,769	689
		2,434
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd. (Canada)	13,000	746
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Alcoa, Inc.	7,800	$ 94
Freeport-McMoRan Copper & Gold, Inc.	8,600	542
Globe Specialty Metals, Inc.	5,800	48
Globe Specialty Metals, Inc. (Reg. S) (a)	78,300	626
Impala Platinum Holdings Ltd.	4,400	103
Ivanhoe Mines Ltd. (a)	21,100	234
Newcrest Mining Ltd.	19,785	502
Nucor Corp.	16,700	744
Yamana Gold, Inc.	59,800	550
		4,189
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	19,200	718
TOTAL MATERIALS		17,658
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	52,789	1,701
Clearwire Corp. Class A (a)	128,101	981
Qwest Communications International, Inc.	152,300	547
Verizon Communications, Inc.	303,600	9,424
		12,653
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	83,488	2,642
NII Holdings, Inc. (a)	8,692	206
Sprint Nextel Corp. (a)	317,816	1,163
Vivo Participacoes SA sponsored ADR	16,900	385
		4,396
TOTAL TELECOMMUNICATION SERVICES		17,049
UTILITIES - 2.2%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	127,504	4,007
Entergy Corp.	24,600	1,943
Exelon Corp.	12,425	621
FirstEnergy Corp.	63,578	2,869
FPL Group, Inc.	25,300	1,421
Pinnacle West Capital Corp.	17,700	583
		11,444
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	63,076	$ 862
Constellation Energy Group, Inc.	66,198	2,095
EDP Renovaveis SA (a)	14,241	141
NRG Energy, Inc. (a)	25,200	677
		3,775
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	144,908	1,797
PG&E Corp.	37,100	1,506
Sempra Energy	38,200	1,916
TECO Energy, Inc.	59,982	799
		6,018
TOTAL UTILITIES		21,237
TOTAL COMMON STOCKS (Cost $518,612)		547,000
Convertible Preferred Stocks - 0.3%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(e)	1,700	289
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	900	713
Wells Fargo & Co. 7.50%	600	512
		1,225
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0*
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	11,800	1,118
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,044)		2,632
Corporate Bonds - 8.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (e)	$ 24	$ 43
Nonconvertible Bonds - 8.0%
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	100	84
6.375% 6/15/14	1,000	1,022
		1,106
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	549
Comcast Corp. 6.45% 3/15/37	959	1,023
COX Communications, Inc.:
6.45% 12/1/36 (e)	160	164
6.95% 6/1/38 (e)	80	87
News America Holdings, Inc. 7.75% 12/1/45	510	534
News America, Inc.:
6.15% 3/1/37	235	227
6.2% 12/15/34	990	961
Time Warner Cable, Inc.:
5.85% 5/1/17	363	381
6.75% 7/1/18	430	475
7.3% 7/1/38	315	356
Time Warner, Inc. 6.5% 11/15/36	290	292
Viacom, Inc.:
6.125% 10/5/17	310	328
6.75% 10/5/37	105	110
		5,487
TOTAL CONSUMER DISCRETIONARY		6,593
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (e)	319	340
7.75% 1/15/19 (e)	500	585
		925
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	$ 790	$ 624
Food Products - 0.1%
General Mills, Inc. 5.2% 3/17/15	336	362
H.J. Heinz Finance Co. 7.125% 8/1/39 (e)	172	202
Kraft Foods, Inc.:
6% 2/11/13	470	511
6.125% 2/1/18	296	324
		1,399
Tobacco - 0.2%
Altria Group, Inc.:
9.7% 11/10/18	930	1,138
9.95% 11/10/38	260	343
Philip Morris International, Inc. 4.875% 5/16/13	291	310
Reynolds American, Inc. 7.25% 6/15/37	435	418
		2,209
TOTAL CONSUMER STAPLES		5,157
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (e)	172	204
Weatherford International Ltd. 7% 3/15/38	245	253
		457
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	153
Duke Capital LLC 6.75% 2/15/32	485	465
Duke Energy Field Services 6.45% 11/3/36 (e)	970	875
Nakilat, Inc. 6.067% 12/31/33 (e)	515	429
Nexen, Inc.:
5.875% 3/10/35	355	312
6.4% 5/15/37	290	268
NGPL PipeCo LLC 6.514% 12/15/12 (e)	245	265
Pemex Project Funding Master Trust 1.25% 12/3/12 (e)(l)	200	191
Petro-Canada:
6.05% 5/15/18	150	155
6.8% 5/15/38	395	418
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	$ 389	$ 439
Plains All American Pipeline LP:
6.125% 1/15/17	205	212
6.65% 1/15/37	320	333
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	250	256
5.5% 9/30/14 (e)	250	259
6.332% 9/30/27 (e)	380	350
6.75% 9/30/19 (e)	250	261
Suncor Energy, Inc. 6.1% 6/1/18	385	403
TEPPCO Partners LP 7.55% 4/15/38	375	438
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	351
		6,833
TOTAL ENERGY		7,290
FINANCIALS - 3.9%
Capital Markets - 1.1%
Bear Stearns Companies, Inc. 6.95% 8/10/12	775	866
BlackRock, Inc. 6.25% 9/15/17	490	515
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	497
6% 5/1/14	400	431
6.75% 10/1/37	865	866
7.5% 2/15/19	849	977
JPMorgan Chase Capital XX 6.55% 9/29/36	235	205
JPMorgan Chase Capital XXV 6.8% 10/1/37	2,025	1,908
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	170	173
6.15% 4/25/13	125	130
6.875% 4/25/18	21	21
Morgan Stanley:
4.75% 4/1/14	220	218
5.45% 1/9/17	100	99
6% 5/13/14	300	318
6.625% 4/1/18	600	641
7.3% 5/13/19	1,375	1,531
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.:
4.625% 5/1/14	$ 65	$ 69
5.5% 8/15/13	90	98
UBS AG Stamford Branch:
5.75% 4/25/18	475	467
5.875% 12/20/17	390	386
		10,416
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	1,220	1,122
Credit Suisse First Boston 6% 2/15/18	610	627
Credit Suisse First Boston New York Branch 5% 5/15/13	243	258
Credit Suisse New York Branch 5.5% 5/1/14	210	226
HBOS PLC 6.75% 5/21/18 (e)	180	150
HSBC Holdings PLC 6.5% 9/15/37	575	595
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (e)(l)	33	27
PNC Funding Corp. 6.7% 6/10/19	1,000	1,095
Santander Issuances SA Unipersonal 0.9688% 6/20/16 (e)(l)	147	135
Standard Chartered Bank 6.4% 9/26/17 (e)	642	624
Wachovia Bank NA 6.6% 1/15/38	1,000	1,031
		5,890
Consumer Finance - 0.6%
American General Finance Corp. 6.9% 12/15/17	295	182
Capital One Bank USA NA 8.8% 7/15/19	255	273
Capital One Financial Corp.:
5.7% 9/15/11	193	199
7.375% 5/23/14	290	316
Discover Financial Services 6.45% 6/12/17	1,000	872
General Electric Capital Corp.:
5.625% 9/15/17	325	326
5.875% 1/14/38	900	799
5.9% 5/13/14	400	427
6% 8/7/19	1,000	1,008
6.375% 11/15/67 (l)	500	404
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.6638% 7/26/10 (l)	$ 564	$ 516
4.5% 7/26/10	325	311
		5,633
Diversified Financial Services - 0.3%
Bank of America Corp. 5.75% 12/1/17	260	253
Citigroup, Inc.:
5.3% 10/17/12	270	273
5.5% 4/11/13	120	119
6.125% 5/15/18	877	825
8.5% 5/22/19	750	820
International Lease Finance Corp. 5.65% 6/1/14	590	443
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(l)	126	98
		2,831
Insurance - 0.4%
Allstate Corp.:
6.2% 5/16/14	264	287
7.45% 5/16/19	261	302
American International Group, Inc. 8.175% 5/15/68 (l)	305	143
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)	300	337
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (e)(l)	508	489
MetLife, Inc.:
6.75% 6/1/16	290	317
7.717% 2/15/19	403	471
Metropolitan Life Global Funding I 5.125% 6/10/14 (e)	255	266
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	350	371
Prudential Financial, Inc.:
6.2% 1/15/15	50	52
7.375% 6/15/19	120	130
The Chubb Corp.:
5.75% 5/15/18	160	174
6.5% 5/15/38	135	154
		3,493
Real Estate Investment Trusts - 0.6%
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	837
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP: - continued
5.75% 4/1/12	$ 23	$ 22
Camden Property Trust 5% 6/15/15	293	275
Duke Realty LP:
5.4% 8/15/14	210	197
5.95% 2/15/17	43	39
6.25% 5/15/13	275	276
6.5% 1/15/18	285	262
Liberty Property LP 6.625% 10/1/17	245	226
Mack-Cali Realty LP 5.05% 4/15/10	1,331	1,335
Simon Property Group LP 6.35% 8/28/12	1,500	1,593
UDR, Inc. 5.5% 4/1/14	405	391
		5,453
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	114	109
5.5% 10/1/12	138	144
5.75% 6/15/17	410	397
		650
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
6.5% 8/1/16	300	309
7.375% 5/15/14	517	567
7.625% 6/1/19	1,376	1,515
		2,391
TOTAL FINANCIALS		36,757
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	267	283
6.25% 6/15/14	158	173
7.25% 6/15/19	102	118
		574
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	$ 195	$ 229
TOTAL HEALTH CARE		803
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	335
Bombardier, Inc. 6.3% 5/1/14 (e)	780	722
		1,057
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	458
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (l)	121	119
TOTAL INDUSTRIALS		1,634
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Nokia Corp. 5.375% 5/15/19	267	280
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	140	140
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.8794% 6/15/10 (l)	140	135
TOTAL INFORMATION TECHNOLOGY		555
MATERIALS - 0.5%
Chemicals - 0.2%
Dow Chemical Co.:
4.85% 8/15/12	350	358
7.6% 5/15/14	591	638
8.55% 5/15/19	911	992
		1,988
Metals & Mining - 0.3%
Anglo American Capital PLC:
9.375% 4/8/14 (e)	211	241
9.375% 4/8/19 (e)	292	342
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	$ 325	$ 354
6.5% 4/1/19	327	373
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	274	295
7.125% 7/15/28	346	366
8.95% 5/1/14	266	310
United States Steel Corp. 6.65% 6/1/37	261	217
Vale Overseas Ltd. 6.25% 1/23/17	485	514
		3,012
TOTAL MATERIALS		5,000
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
6.3% 1/15/38	548	575
6.8% 5/15/36	1,100	1,224
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	102
Sprint Capital Corp. 6.875% 11/15/28	1,149	836
Telecom Italia Capital SA:
5.25% 10/1/15	20	21
7.2% 7/18/36	375	411
7.721% 6/4/38	647	755
Verizon Communications, Inc.:
6.25% 4/1/37	187	198
6.9% 4/15/38	260	298
		4,420
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	105	88
TOTAL TELECOMMUNICATION SERVICES		4,508
UTILITIES - 0.8%
Electric Utilities - 0.4%
Commonwealth Edison Co.:
5.4% 12/15/11	321	343
5.8% 3/15/18	435	468
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Duke Energy Carolinas LLC 6.05% 4/15/38	$ 72	$ 81
EDP Finance BV 6% 2/2/18 (e)	380	410
Exelon Corp. 4.9% 6/15/15	125	127
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (e)	92	94
6.05% 8/15/21 (e)	214	216
6.8% 8/15/39 (e)	162	165
Illinois Power Co. 6.125% 11/15/17	165	173
Nevada Power Co. 6.5% 5/15/18	165	180
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	235	183
Virginia Electric & Power Co. 5.4% 4/30/18	1,000	1,060
		3,500
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 7% 4/1/12	1,000	1,073
PPL Energy Supply LLC 6.5% 5/1/18	310	327
		1,400
Multi-Utilities - 0.3%
Dominion Resources, Inc. 5.2% 8/15/19	250	258
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	267	285
6.5% 9/15/37	295	328
National Grid PLC 6.3% 8/1/16	196	212
NiSource Finance Corp.:
5.45% 9/15/20	335	304
6.8% 1/15/19	1,000	1,014
San Diego Gas & Electric Co. 6% 6/1/39	191	214
		2,615
TOTAL UTILITIES		7,515
TOTAL NONCONVERTIBLE BONDS		75,812
TOTAL CORPORATE BONDS (Cost $72,683)		75,855
U.S. Government and Government Agency Obligations - 12.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.5%
Fannie Mae 5% 2/16/12	$ 1,830	$ 1,984
Federal Home Loan Bank:
1.75% 8/22/12	1,290	1,287
3.625% 5/29/13	3,350	3,521
Freddie Mac:
2.125% 3/23/12	171	173
4% 6/12/13	2,342	2,485
5.25% 7/18/11	1,896	2,046
5.75% 1/15/12	2,024	2,233
Tennessee Valley Authority 5.375% 4/1/56	405	416
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		14,145
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	20,430	20,802
2.625% 7/15/17	2,081	2,214
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		23,016
U.S. Treasury Obligations - 7.9%
U.S. Treasury Bills, yield at date of purchase 0.16% 10/1/09 (i)	700	700
U.S. Treasury Bonds 4.25% 5/15/39	2,220	2,245
U.S. Treasury Notes:
1.75% 8/15/12	4,270	4,304
1.75% 3/31/14	2,433	2,382
1.875% 6/15/12	7,480	7,578
2.375% 8/31/14	20,000	19,986
2.625% 7/31/14	18,000	18,214
2.75% 2/15/19	5,000	4,733
3.375% 6/30/13	13,554	14,314
TOTAL U.S. TREASURY OBLIGATIONS		74,456
Other Government Related - 0.2%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (f)	1,790	1,805
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $110,870)		113,422
U.S. Government Agency - Mortgage Securities - 3.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.2%
4% 9/14/39 (g)	$ 1,000	$ 977
4.275% 6/1/36 (l)	24	25
4.5% 9/17/24 (g)	100	103
4.5% 9/17/24 (g)	1,000	1,028
4.5% 7/1/39	3,000	3,019
4.5% 9/1/39 (g)(h)	1,000	1,005
5% 12/1/21 to 5/1/22	1,701	1,781
5% 9/14/39 (g)	5,000	5,129
5.5% 9/17/24 (g)	200	210
5.5% 9/14/39 (g)	7,000	7,282
5.564% 7/1/37 (l)	86	90
6% 11/1/32 to 5/1/37	7,170	7,601
6.004% 4/1/36 (l)	64	67
6.319% 4/1/36 (l)	70	74
6.5% 9/1/39 (g)	1,000	1,069
6.5% 9/14/39 (g)	1,000	1,069
TOTAL FANNIE MAE		30,529
Freddie Mac - 0.0%
5.669% 10/1/35 (l)	78	82
5.919% 6/1/36 (l)	155	163
6.103% 6/1/36 (l)	74	77
TOTAL FREDDIE MAC		322
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $30,269)		30,851
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (l)	82	44
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (l)	37	0*
Class M8, 1.1156% 7/25/36 (l)	2	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7656% 2/25/34 (l)	10	9
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (l)	12	10
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (l)	15	14
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (l)	16	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2:
Class M4, 0.6656% 5/25/36 (l)	$ 5	$ 0*
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (l)	8	0*
Class M5, 0.6556% 4/25/36 (l)	7	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3025% 9/20/13 (l)	121	116
Series 2006-C1 Class C1, 0.7525% 10/20/14 (l)	23	1
Series 2007-A1 Class A, 0.3225% 1/20/15 (l)	314	302
Series 2007-A4 Class A4, 0.3025% 4/22/13 (l)	109	104
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (e)(l)	29	29
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	10	10
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	44	24
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (l)	5	4
Series 2004-R11 Class M1, 0.9256% 11/25/34 (l)	26	12
Series 2004-R2 Class M3, 0.8156% 4/25/34 (l)	7	3
Series 2005-R2 Class M1, 0.7156% 4/25/35 (l)	93	66
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (l)	2	1
Series 2004-W11 Class M2, 0.9656% 11/25/34 (l)	25	11
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (l)	27	13
Class M2, 0.8656% 5/25/34 (l)	23	17
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (l)	70	21
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (l)	47	1
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (l)	121	64
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (l)	19	10
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(e)(l)	229	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (l)	155	155
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (l)	4	3
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (l)	104	97
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (l)	$ 25	$ 23
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	240	251
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.2828% 7/15/11 (l)	3	3
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5628% 4/15/13 (e)(l)	132	126
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,018
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (e)(l)	21	4
Class B, 1.0225% 7/20/39 (e)(l)	12	1
Class C, 1.3725% 7/20/39 (e)(l)	15	1
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	33
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (l)	52	2
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (l)	19	0*
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (l)	8	0*
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (l)	82	21
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4525% 5/20/17 (e)(l)	10	8
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (l)	24	24
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	11	10
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (l)	35	1
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	15	0*
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (l)	30	16
Class M4, 1.2356% 4/25/34 (l)	7	4
Series 2004-4 Class M2, 0.7956% 6/25/34 (l)	27	17
Series 2005-3 Class MV1, 0.6856% 8/25/35 (l)	92	84
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (l)	16	15
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (e)	40	39
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (l)	131	129
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (e)	81	80
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (l)	$ 2	$ 1
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (l)	13	3
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (l)	204	62
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (l)	1	0*
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (l)	245	205
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (l)	10	10
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	10	10
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (l)	35	23
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (l)	3	1
Class M2, 1.0156% 2/25/34 (l)	6	4
Series 2005-A:
Class M3, 0.7556% 1/25/35 (l)	43	10
Class M4, 0.9456% 1/25/35 (l)	16	3
Series 2006-A Class M4, 0.6656% 5/25/36 (l)	9	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (e)(l)	106	79
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	107	86
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (e)(l)	16	10
Series 2006-2A:
Class A, 0.4528% 11/15/34 (e)(l)	53	32
Class B, 0.5528% 11/15/34 (e)(l)	19	6
Class C, 0.6528% 11/15/34 (e)(l)	32	7
Class D, 1.0228% 11/15/34 (e)(l)	12	2
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (l)	40	39
Class C, 0.5128% 9/17/12 (l)	31	29
Series 2007-1 Class C, 0.5428% 3/15/13 (l)	214	196
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (l)	25	20
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9156% 6/25/34 (l)	99	52
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (l)	41	2
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (l)	1	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSR Mortgage Loan Trust: - continued
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (l)	$ 4	$ 4
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (l)	20	0*
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (e)(l)	30	4
Series 2006-3:
Class B, 0.6656% 9/25/46 (e)(l)	30	4
Class C, 0.8156% 9/25/46 (e)(l)	69	7
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (l)	0*	0*
Series 2003-3 Class M1, 1.5556% 8/25/33 (l)	41	20
Series 2003-5 Class A2, 0.9656% 12/25/33 (l)	1	1
Series 2003-7 Class A2, 1.0256% 3/25/34 (l)	0*	0*
Series 2004-3 Class M2, 1.9656% 8/25/34 (l)	14	8
Series 2004-7 Class A3, 0.6556% 1/25/35 (l)	0*	0*
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (l)	12	12
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (l)	123	113
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (l)	101	100
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (l)	27	15
Class M2, 0.5625% 3/20/36 (l)	44	21
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (l)	56	16
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (l)	56	25
Class MV1, 0.4956% 11/25/36 (l)	46	5
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (l)	46	36
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (l)	17	17
Class 2C, 2.3775% 3/27/42 (l)	43	7
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (e)(l)	12	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	69	63
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (l)	15	12
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (l)	1	1
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	1	1
Class C, 5.691% 10/20/28 (e)	0*	0*
Class D, 6.01% 10/20/28 (e)	6	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (l)	$ 20	$ 1
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (l)	36	1
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (l)	6	4
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (l)	98	71
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (l)	77	38
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (l)	3	1
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (l)	22	15
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (l)	20	8
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (l)	18	7
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (l)	19	3
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (l)	9	9
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (l)	14	0*
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (l)	2	0*
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (l)	37	31
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)	178	36
Series 2006-3 Class A1, 0.2956% 9/25/19 (l)	32	31
Series 2006-4:
Class A1, 0.2956% 3/25/25 (l)	35	33
Class D, 1.3656% 5/25/32 (l)	32	1
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (l)	65	13
Series 2005-D Class M2, 0.7356% 2/25/36 (l)	13	1
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (l)	22	21
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (e)(l)	25	10
Series 2006-1A Class A, 1.6725% 3/20/11 (e)(l)	53	20
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (l)	16	12
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (l)	6	6
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (l)	8	8
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (l)	13	9
Class M3, 1.5156% 9/25/34 (l)	24	6
Class M4, 1.7156% 9/25/34 (l)	31	4
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (l)	18	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (l)	$ 35	$ 23
Class M3, 0.8256% 1/25/35 (l)	22	11
Class M4, 1.0956% 1/25/35 (l)	67	11
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (l)	79	1
Class M9, 2.1456% 5/25/35 (l)	27	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (e)(l)	94	85
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (l)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (l)	14	13
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (l)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (l)	85	42
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (e)(l)	42	35
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (l)	57	11
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.6656% 8/25/34 (l)	8	5
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (l)	4	1
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (l)	6	3
Series 2007-BC4 Class A3, 0.535% 11/25/37 (l)	124	112
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (e)(l)	59	16
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (l)	65	52
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (l)	44	43
Class B, 0.5728% 1/15/12 (l)	38	36
Class C, 0.8728% 1/15/12 (l)	60	49
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.3728% 6/15/12 (l)	130	125
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (l)	1	0*
Series 2003-6HE Class A1, 0.7356% 11/25/33 (l)	2	1
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (e)(l)	58	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	$ 35	$ 35
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (l)	154	148
Class C, 0.6228% 10/17/11 (l)	186	174
Series 2007-1 Class C, 0.6428% 6/15/12 (l)	166	124
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	40	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (l)	27	0*
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (e)(l)	317	279
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	400	415
Series 2007-A5A Class A5, 1.0228% 10/15/14 (e)(l)	60	60
Series 2007-C1 Class C1, 0.6728% 5/15/14 (e)(l)	193	188
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(e)	0*	0*
Series 2006-2 Class A2, 0.3656% 7/25/36 (l)	24	23
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (e)(l)	81	10
TOTAL ASSET-BACKED SECURITIES (Cost $6,286)		6,976
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (e)(l)	106	103
Class 2M, 0.64% 2/17/52 (e)(l)	72	69
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (e)(l)	64	42
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (l)	4	1
Class C, 5.6986% 4/10/49 (l)	11	2
Class D, 5.6986% 4/10/49 (l)	6	1
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.0704% 9/25/33 (l)	1	1
Series 2003-K Class 1A1, 5.2037% 12/25/33 (l)	2	2
Series 2003-L Class 2A1, 5.2191% 1/25/34 (l)	29	25
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (l)	$ 51	$ 43
Series 2004-A Class 2A2, 5.4508% 2/25/34 (l)	50	43
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (l)	3	3
Class 2A2, 4.5749% 3/25/34 (l)	17	15
Series 2004-C Class 1A1, 4.097% 4/25/34 (l)	5	4
Series 2005-H Class 1A1, 4.6982% 9/25/35 (l)	7	5
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (l)	124	96
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (l)	87	75
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (l)	18	16
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (l)	75	74
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (l)	81	72
Class A4, 3.4368% 8/25/34 (l)	66	59
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	84	12
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (e)(l)	75	63
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (l)	2	2
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (l)	14	6
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (l)	67	5
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (l)	2	1
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (l)	1	1
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (l)	93	78
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (l)	155	56
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (l)	19	17
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (l)	2	1
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (l)	83	64
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (e)(l)	$ 129	$ 103
Class C2, 0.98% 10/18/54 (e)(l)	43	28
Class M2, 0.76% 10/18/54 (e)(l)	74	51
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (e)(l)	110	77
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (e)(l)	140	112
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8725% 12/20/54 (e)(l)	271	41
Series 2006-2 Class C1, 0.7425% 12/20/54 (l)	242	29
Series 2006-3 Class C2, 0.7725% 12/20/54 (l)	50	6
Series 2006-4:
Class B1, 0.3625% 12/20/54 (l)	169	59
Class C1, 0.6525% 12/20/54 (l)	103	15
Class M1, 0.4425% 12/20/54 (l)	44	8
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (l)	84	10
Class 1M1, 0.4225% 12/20/54 (l)	54	10
Class 2C1, 0.7025% 12/20/54 (l)	38	5
Class 2M1, 0.5225% 12/20/54 (l)	70	13
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (l)	97	15
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (l)	19	2
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (l)	13	9
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (l)	24	16
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (l)	19	10
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (e)(l)	34	32
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (l)	11	3
Series 2005-1 Class M4, 1.0156% 4/25/35 (l)	1	0*
Series 2005-3 Class A1, 0.5056% 8/25/35 (l)	26	12
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)	10	10
Class A3, 5.447% 6/12/47 (l)	142	126
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (l)	90	67
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust: - continued
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (l)	$ 54	$ 48
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (l)	135	119
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (l)	93	81
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (l)	230	202
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	34	30
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (e)(l)	20	9
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (l)	2	1
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (l)	65	22
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	25	19
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (l)	78	34
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (e)(l)	9	5
Class C, 0.4628% 6/15/22 (e)(l)	58	24
Class D, 0.4728% 6/15/22 (e)(l)	22	6
Class E, 0.4828% 6/15/22 (e)(l)	35	8
Class F, 0.5128% 6/15/22 (e)(l)	64	13
Class G, 0.5828% 6/15/22 (e)(l)	13	2
Class H, 0.6028% 6/15/22 (e)(l)	27	4
Class J, 0.6428% 6/15/22 (e)(l)	31	4
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (l)	34	24
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (l)	47	0*
Series 2004-A4 Class A1, 3.3459% 8/25/34 (l)	110	99
Series 2005-A2 Class A7, 4.4821% 2/25/35 (l)	102	78
Series 2006-A6 Class A4, 5.364% 10/25/33 (l)	72	62
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	321	309
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (l)	133	89
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (l)	111	5
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (l)	92	72
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (l)	$ 24	$ 18
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (l)	212	166
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.6256% 7/10/35 (e)(l)	56	28
Series 2004-A:
Class B4, 1.4756% 2/10/36 (e)(l)	34	14
Class B5, 1.9756% 2/10/36 (e)(l)	23	9
Series 2004-B:
Class B4, 1.3756% 2/10/36 (e)(l)	15	5
Class B5, 1.8256% 2/10/36 (e)(l)	12	3
Class B6, 2.2756% 2/10/36 (e)(l)	4	1
Series 2004-C:
Class B4, 1.2256% 9/10/36 (e)(l)	20	7
Class B5, 1.6256% 9/10/36 (e)(l)	22	6
Class B6, 2.0256% 9/10/36 (e)(l)	5	1
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	9	8
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (l)	11	7
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (e)(l)	12	9
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (e)(l)	0*	0*
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (l)	2	1
Series 2004-7 Class A3B, 1.535% 7/20/34 (l)	1	1
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (l)	15	0*
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (e)(l)	4	2
Series 2003-15A Class 4A, 5.4571% 4/25/33 (l)	36	30
Series 2003-20 Class 1A1, 5.5% 7/25/33	34	29
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (l)	148	70
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (l)	3	3
Series 2003-AR8 Class A, 4.1135% 8/25/33 (l)	54	49
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (l)	150	119
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.5361% 12/25/34 (l)	$ 50	$ 43
Series 2004-H Class A1, 4.5272% 6/25/34 (l)	112	99
Series 2004-W Class A9, 4.5277% 11/25/34 (l)	120	86
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (l)	120	109
Series 2005-AR12 Class 2A6, 4.046% 7/25/35 (l)	179	155
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (l)	107	89
TOTAL PRIVATE SPONSOR		4,462
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	41	43
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,217)		4,505
Commercial Mortgage Securities - 2.7%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (l)	88	80
Class A2, 6.9094% 2/14/43 (l)	55	60
Class A3, 6.9594% 2/14/43 (l)	60	65
Class PS1, 1.556% 2/14/43 (l)(o)	287	10
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (l)	88	87
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	23	23
Series 2006-5:
Class A1, 5.185% 9/10/47	48	49
Class A2, 5.317% 9/10/47	289	289
Class A3, 5.39% 9/10/47	105	101
Series 2006-6 Class A3, 5.369% 12/10/16	150	128
Series 2007-2 Class A1, 5.421% 4/10/49	14	15
Series 2007-4 Class A3, 5.8115% 2/10/51 (l)	75	70
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	6
Series 2007-3:
Class A3, 5.6581% 6/10/49 (l)	125	105
Class A4, 5.6581% 6/10/49 (l)	156	120
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	$ 18	$ 19
Series 2001-1 Class A4, 5.451% 1/15/49	164	141
Series 2004-2:
Class A3, 4.05% 11/10/38	101	101
Class A4, 4.153% 11/10/38	95	93
Series 2004-4 Class A3, 4.128% 7/10/42	32	32
Series 2005-1 Class A3, 4.877% 11/10/42	258	258
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	59	60
Series 2007-1 Class A2, 5.381% 1/15/49	175	174
Series 2001-3 Class H, 6.562% 4/11/37 (e)	42	40
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	19	13
Class K, 6.15% 5/11/35 (e)	35	27
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	233	223
Series 2005-6 Class A3, 5.1791% 9/10/47 (l)	135	130
Series 2007-1 Class B, 5.543% 1/15/49	45	10
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (e)(l)	32	19
Class D, 0.6328% 3/15/22 (e)(l)	33	18
Class E, 0.6728% 3/15/22 (e)(l)	27	14
Class F, 0.7428% 3/15/22 (e)(l)	28	14
Class G, 0.8028% 3/15/22 (e)(l)	18	8
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (e)(l)	48	32
Class D, 0.4828% 10/15/19 (e)(l)	59	35
Class E, 0.5128% 10/15/19 (e)(l)	55	30
Class F, 0.5828% 10/15/19 (e)(l)	128	64
Class G, 0.6028% 10/15/19 (e)(l)	49	22
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (e)(l)	4	2
Series 2004-1:
Class A, 0.6256% 4/25/34 (e)(l)	57	41
Class B, 2.1656% 4/25/34 (e)(l)	6	3
Class M1, 0.8256% 4/25/34 (e)(l)	5	3
Class M2, 1.4656% 4/25/34 (e)(l)	5	2
Series 2004-2:
Class A, 0.6956% 8/25/34 (e)(l)	42	29
Class M1, 0.8456% 8/25/34 (e)(l)	10	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class A1, 0.6356% 1/25/35 (e)(l)	$ 90	$ 59
Class A2, 0.6856% 1/25/35 (e)(l)	13	8
Class M1, 0.7656% 1/25/35 (e)(l)	16	8
Class M2, 1.2656% 1/25/35 (e)(l)	10	4
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (e)(l)	82	54
Class M1, 0.6956% 8/25/35 (e)(l)	5	2
Class M2, 0.7456% 8/25/35 (e)(l)	8	3
Class M3, 0.7656% 8/25/35 (e)(l)	4	2
Class M4, 0.8756% 8/25/35 (e)(l)	4	1
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (e)(l)	36	24
Class A2, 0.6656% 11/25/35 (e)(l)	30	18
Class M1, 0.7056% 11/25/35 (e)(l)	4	2
Class M2, 0.7556% 11/25/35 (e)(l)	5	2
Class M3, 0.7756% 11/25/35 (e)(l)	5	2
Class M4, 0.8656% 11/25/35 (e)(l)	6	2
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (e)(l)	85	51
Class B1, 1.6656% 1/25/36 (e)(l)	7	2
Class M1, 0.7156% 1/25/36 (e)(l)	27	13
Class M2, 0.7356% 1/25/36 (e)(l)	8	4
Class M3, 0.7656% 1/25/36 (e)(l)	12	5
Class M4, 0.8756% 1/25/36 (e)(l)	7	2
Class M5, 0.9156% 1/25/36 (e)(l)	7	2
Class M6, 0.9656% 1/25/36 (e)(l)	7	2
Series 2006-1:
Class A2, 0.6256% 4/25/36 (e)(l)	13	7
Class M1, 0.6456% 4/25/36 (e)(l)	5	2
Class M2, 0.6656% 4/25/36 (e)(l)	5	2
Class M3, 0.6856% 4/25/36 (e)(l)	4	2
Class M4, 0.7856% 4/25/36 (e)(l)	2	1
Class M5, 0.8256% 4/25/36 (e)(l)	2	1
Class M6, 0.9056% 4/25/36 (e)(l)	5	1
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (e)(l)	220	148
Class A2, 0.5456% 7/25/36 (e)(l)	12	7
Class B1, 1.1356% 7/25/36 (e)(l)	4	1
Class B3, 2.9656% 7/25/36 (e)(l)	7	2
Class M1, 0.5756% 7/25/36 (e)(l)	12	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M2, 0.5956% 7/25/36 (e)(l)	$ 9	$ 3
Class M3, 0.6156% 7/25/36 (e)(l)	7	3
Class M4, 0.6856% 7/25/36 (e)(l)	5	2
Class M5, 0.7356% 7/25/36 (e)(l)	6	2
Class M6, 0.8056% 7/25/36 (e)(l)	9	3
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (e)(l)	8	1
Class B2, 1.6156% 10/25/36 (e)(l)	5	1
Class B3, 2.8656% 10/25/36 (e)(l)	9	1
Class M4, 0.6956% 10/25/36 (e)(l)	8	2
Class M5, 0.7456% 10/25/36 (e)(l)	10	2
Class M6, 0.8256% 10/25/36 (e)(l)	20	4
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (e)(l)	36	24
Class A2, 0.5356% 12/25/36 (e)(l)	183	85
Class B1, 0.9656% 12/25/36 (e)(l)	6	1
Class B2, 1.5156% 12/25/36 (e)(l)	6	1
Class B3, 2.7156% 12/25/36 (e)(l)	10	2
Class M1, 0.5556% 12/25/36 (e)(l)	12	4
Class M2, 0.5756% 12/25/36 (e)(l)	7	2
Class M3, 0.6056% 12/25/36 (e)(l)	7	2
Class M4, 0.6656% 12/25/36 (e)(l)	10	3
Class M5, 0.7056% 12/25/36 (e)(l)	8	2
Class M6, 0.7856% 12/25/36 (e)(l)	7	2
Series 2007-1:
Class A2, 0.5356% 3/25/37 (e)(l)	40	20
Class B1, 0.9356% 3/25/37 (e)(l)	12	2
Class B2, 1.4156% 3/25/37 (e)(l)	9	1
Class B3, 3.6156% 3/25/37 (e)(l)	25	3
Class M1, 0.5356% 3/25/37 (e)(l)	11	4
Class M2, 0.5556% 3/25/37 (e)(l)	8	3
Class M3, 0.5856% 3/25/37 (e)(l)	7	2
Class M4, 0.6356% 3/25/37 (e)(l)	6	2
Class M5, 0.6856% 3/25/37 (e)(l)	10	2
Class M6, 0.7656% 3/25/37 (e)(l)	13	3
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (e)(l)	35	21
Class A2, 0.5856% 7/25/37 (e)(l)	33	15
Class B1, 1.8656% 7/25/37 (e)(l)	10	1
Class B2, 2.5156% 7/25/37 (e)(l)	9	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B3, 3.6156% 7/25/37 (e)(l)	$ 10	$ 1
Class M1, 0.6356% 7/25/37 (e)(l)	12	4
Class M2, 0.6756% 7/25/37 (e)(l)	6	2
Class M3, 0.7556% 7/25/37 (e)(l)	6	2
Class M4, 0.9156% 7/25/37 (e)(l)	13	3
Class M5, 1.0156% 7/25/37 (e)(l)	11	2
Class M6, 1.2656% 7/25/37 (e)(l)	14	2
Series 2007-3:
Class A2, 0.5556% 7/25/37 (e)(l)	45	22
Class B1, 1.2156% 7/25/37 (e)(l)	9	2
Class B2, 1.8656% 7/25/37 (e)(l)	22	4
Class B3, 4.2656% 7/25/37 (e)(l)	12	2
Class M1, 0.5756% 7/25/37 (e)(l)	8	3
Class M2, 0.6056% 7/25/37 (e)(l)	8	3
Class M3, 0.6356% 7/25/37 (e)(l)	14	4
Class M4, 0.7656% 7/25/37 (e)(l)	21	6
Class M5, 0.8656% 7/25/37 (e)(l)	11	3
Class M6, 1.0656% 7/25/37 (e)(l)	8	2
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (e)(l)	13	2
Class B2, 3.7156% 9/25/37 (e)(l)	46	6
Class M1, 1.2156% 9/25/37 (e)(l)	12	3
Class M2, 1.3156% 9/25/37 (e)(l)	12	3
Class M4, 1.8656% 9/25/37 (e)(l)	31	5
Class M5, 2.0156% 9/25/37 (e)(l)	31	5
Class M6, 2.2156% 9/25/37 (e)(l)	32	4
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(o)	214	3
Series 2007-5A Class IO, 1.5496% 10/25/37 (e)(o)	462	40
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (e)(l)	36	17
Class H, 0.9228% 3/15/19 (e)(l)	25	11
Class J, 1.1228% 3/15/19 (e)(l)	18	7
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (e)(l)	25	12
Class E, 0.5728% 3/15/22 (e)(l)	128	59
Class F, 0.6228% 3/15/22 (e)(l)	78	33
Class G, 0.6728% 3/15/22 (e)(l)	20	8
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class H, 0.8228% 3/15/22 (e)(l)	$ 25	$ 9
Class J, 0.9728% 3/15/22 (e)(l)	25	7
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	43	44
Series 2004-PWR3 Class A3, 4.487% 2/11/41	93	94
Series 2006-PW14 Class A4, 5.201% 12/11/38	97	86
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	68	69
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (l)	44	38
Series 2007-PW17 Class A1, 5.282% 6/11/50	26	26
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	26	26
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (e)(l)(o)	703	6
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	251
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (e)(l)(o)	1,092	22
Series 2006-T22:
Class A1, 5.415% 4/12/38 (l)	13	13
Class A4, 5.4634% 4/12/38 (l)	9	9
Series 2007-PW15 Class A1, 5.016% 2/11/44	13	13
Series 2007-PW16:
Class B, 5.713% 6/11/40 (e)	12	3
Class C, 5.713% 6/11/40 (e)	10	3
Class D, 5.713% 6/11/40 (e)	10	2
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (e)(l)(o)	7,475	101
Series 2007-T28:
Class A1, 5.422% 9/11/42	14	14
Class X2, 0.1821% 9/11/42 (e)(l)(o)	3,756	25
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (e)(l)	47	24
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	88	86
Class XCL, 2.3511% 5/15/35 (e)(l)(o)	1,211	45
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	30	30
Class F, 7.734% 1/15/32	16	16
Series 2001-245 Class A2, 6.275% 2/12/16 (e)(l)	76	79
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (e)(l)	$ 27	$ 8
Class G, 0.6028% 11/15/36 (e)(l)	20	6
Class H, 0.6428% 11/15/36 (e)(l)	16	4
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	387
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	128	45
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	732	749
Class A4, 5.6994% 12/10/49 (l)	170	148
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (l)	31	28
Series 2007-CD4:
Class A1, 4.977% 12/11/49	20	20
Class A2A, 5.237% 12/11/49	67	67
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	68
Class C, 5.476% 12/11/49	141	11
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (l)	11	11
Series 2007-C3 Class A3, 5.8202% 5/15/46 (l)	75	68
Series 2006-C1 Class B, 5.359% 8/15/48	225	38
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (e)(l)	168	99
Class C, 0.5428% 4/15/17 (e)(l)	60	35
Class D, 0.5828% 4/15/17 (e)(l)	43	23
Class E, 0.6428% 4/15/17 (e)(l)	14	7
Class F, 0.6828% 4/15/17 (e)(l)	8	4
Class G, 0.8228% 4/15/17 (e)(l)	8	3
Class H, 0.8928% 4/15/17 (e)(l)	8	3
Class J, 1.1228% 4/15/17 (e)(l)	6	2
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (e)(l)	118	57
Class D, 0.6128% 11/15/17 (e)(l)	6	3
Class E, 0.6628% 11/15/17 (e)(l)	22	11
Class F, 0.7228% 11/15/17 (e)(l)	17	8
Class G, 0.7728% 11/15/17 (e)(l)	12	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (e)(l)	$ 107	$ 54
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	7	7
Series 2006-C8 Class A3, 5.31% 12/10/46	214	193
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	127	123
Series 2007-C9 Class A4, 5.8162% 12/10/49 (l)	166	146
Series 2006-C8 Class B, 5.44% 12/10/46	130	37
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (l)	26	26
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	152	57
Series 2007-C2:
Class A1, 5.269% 1/15/49	7	7
Class A2, 5.448% 1/15/49 (l)	435	430
Class A3, 5.542% 1/15/49 (l)	150	109
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	8	8
Class A4, 5.7229% 6/15/39 (l)	45	33
Series 2006-C4 Class AAB, 5.439% 9/15/39	427	414
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	68	50
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (e)(l)	268	67
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	84	86
Series 2001-CK6 Class B, 6.582% 8/15/36	75	76
Series 2004-C1:
Class A3, 4.321% 1/15/37	25	25
Class A4, 4.75% 1/15/37	35	34
Series 1998-C1 Class D, 7.17% 5/17/40	78	81
Series 1999-C1 Class E, 8.1143% 9/15/41 (l)	78	78
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (l)(o)	218	3
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (e)(l)(o)	700	21
Series 2004-C1 Class ASP, 0.953% 1/15/37 (e)(l)(o)	4,647	62
Series 2006-C1 Class A3, 5.5509% 2/15/39 (l)	396	387
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (e)(l)	$ 28	$ 13
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (e)(l)	84	32
0.5428% 2/15/22 (e)(l)	30	9
Class F, 0.5928% 2/15/22 (e)(l)	60	16
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40	8	8
Class A2, 5.268% 2/15/40	1,760	1,735
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (l)(o)	1,470	21
Class B, 5.487% 2/15/40 (e)(l)	115	17
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	207	211
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	27	24
Class G, 6.936% 3/15/33 (e)	49	41
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	373	270
Series 2001-1 Class X1, 1.0483% 5/15/33 (e)(l)(o)	776	11
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	21	7
Series 2007-C1 Class XP, 0.2088% 12/10/49 (l)(o)	940	7
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.6559% 5/10/43 (l)(o)	409	5
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (e)(l)	28	13
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	48	48
Series 2007-GG11:
Class A1, 5.358% 12/10/49	47	48
Class A2, 5.597% 12/10/49	150	144
Series 2007-GG9:
Class A1, 5.233% 3/10/39	12	12
Class A4, 5.444% 3/10/39	218	186
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (e)(l)(o)	1,498	25
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (l)	$ 198	$ 188
Class A4, 5.9166% 7/10/38 (l)	350	306
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(o)	1,890	20
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (e)(l)	4	3
Class D, 0.5556% 6/6/20 (e)(l)	18	10
Class E, 0.6456% 6/6/20 (e)(l)	21	11
Class F, 0.7156% 6/6/20 (e)(l)	38	17
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (e)(l)	44	33
Class D, 0.6456% 3/6/20 (e)(l)	117	88
Class F, 0.7556% 3/6/20 (e)(l)	4	3
Class G, 0.7956% 3/6/20 (e)(l)	2	1
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	23
Series 2001-LIBA Class C, 6.733% 2/14/16 (e)	37	40
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (e)(l)(o)	1,697	26
Series 2006-GG6 Class A2, 5.506% 4/10/38 (l)	440	442
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	113	112
Series 2007-GG10:
Class A1, 5.69% 8/10/45	16	16
Class A2, 5.778% 8/10/45	36	36
Class A4, 5.8051% 8/10/45 (l)	26	20
Series 2007-GG10 Class B, 5.8051% 8/10/45 (l)	94	20
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (e)(l)	63	33
Class C, 0.4828% 11/15/18 (e)(l)	44	23
Class D, 0.5028% 11/15/18 (e)(l)	13	6
Class E, 0.5528% 11/15/18 (e)(l)	19	8
Class F, 0.6028% 11/15/18 (e)(l)	28	12
Class G, 0.6328% 11/15/18 (e)(l)	25	11
Class H, 0.7728% 11/15/18 (e)(l)	19	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (l)	$ 223	$ 201
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	113	105
Series 2006-CB17 Class A4, 5.429% 12/12/43	58	52
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	40
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (l)	36	34
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (l)	263	218
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (l)	211	211
Class A4, 5.7978% 6/15/49 (l)	111	94
Series 2007-LDP10 Class A1, 5.122% 1/15/49	7	7
Series 2007-LDPX Class A3, 5.412% 1/15/49	206	173
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (l)	68	15
Series 2005-CB13 Class E, 5.3498% 1/12/43 (e)(l)	38	6
Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	476
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	20
Series 2007-CB19:
Class B, 5.7442% 2/12/49	6	2
Class C, 5.7462% 2/12/49	17	4
Class D, 5.7462% 2/12/49	18	4
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	14	3
Class CS, 5.466% 1/15/49 (l)	6	1
Class ES, 5.5454% 1/15/49 (e)(l)	39	5
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	31	31
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	81	83
Series 2007-C3:
Class F, 5.9498% 7/15/44 (l)	15	2
Class G, 6.1497% 7/15/44 (e)(l)	26	2
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	108	109
Series 2001-C2 Class A2, 6.653% 11/15/27	14	15
Series 2001-C3 Class A1, 6.058% 6/15/20	5	5
Series 2006-C1:
Class A2, 5.084% 2/15/31	36	36
Class A4, 5.156% 2/15/31	29	26
Series 2006-C3 Class A1, 5.478% 3/15/39	7	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C6:
Class A1, 5.23% 9/15/39	$ 11	$ 11
Class A2, 5.262% 9/15/39 (l)	131	132
Series 2006-C7:
Class A1, 5.279% 11/15/38	80	82
Class A2, 5.3% 11/15/38	83	83
Class A3, 5.347% 11/15/38	56	49
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	6	7
Class A4, 5.424% 2/15/40	10	8
Series 2007-C2:
Class A1, 5.226% 2/15/40	6	7
Class A3, 5.43% 2/15/40	36	28
Series 2000-C5 Class E, 7.29% 12/15/32	5	5
Series 2001-C3 Class B, 6.512% 6/15/36	145	150
Series 2001-C7 Class D, 6.514% 11/15/33	83	78
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (e)(l)(o)	315	2
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	11	11
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (l)(o)	253	4
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (l)(o)	465	9
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	165	35
Class D, 5.563% 2/15/40 (l)	30	6
Class E, 5.582% 2/15/40 (l)	15	3
Class XCP, 0.4737% 2/15/40 (l)(o)	183	3
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	94	75
Series 2007-C7:
Class A3, 5.866% 9/15/45	245	202
Class XCP, 0.3054% 9/15/45 (l)(o)	6,171	73
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)	21	21
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	114	92
Class C, 4.13% 11/20/37 (e)	324	220
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (e)(l)	24	10
Class E, 0.5628% 9/15/21 (e)(l)	86	26
Class F, 0.6128% 9/15/21 (e)(l)	52	14
Class G, 0.6328% 9/15/21 (e)(l)	102	26
Class H, 0.6728% 9/15/21 (e)(l)	26	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	$ 133	$ 145
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	36	36
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (l)	123	123
Series 2005-LC1 Class F, 5.3781% 1/12/44 (e)(l)	65	14
Series 2006-C1 Class A2, 5.6114% 5/12/39 (l)	106	107
Series 2007-C1 Class A4, 5.8286% 6/12/50 (l)	284	219
Series 2008-C1 Class A4, 5.69% 2/12/51	160	123
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (l)	35	29
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	80	75
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	64	57
Series 2007-5:
Class A1, 4.275% 8/12/48	6	6
Class A3, 5.364% 8/12/48	499	421
Class A4, 5.378% 8/12/48	3	2
Class B, 5.479% 2/12/17	225	47
Series 2007-6 Class A1, 5.175% 3/12/51	6	7
Series 2007-7 Class A4, 5.7487% 6/12/50 (l)	263	191
Series 2007-8 Class A1, 4.622% 8/12/49	12	12
Series 2006-2 Class A4, 5.9092% 6/12/46 (l)	46	44
Series 2006-4 Class XP, 0.6228% 12/12/49 (l)(o)	1,335	29
Series 2007-6 Class B, 5.635% 3/12/51 (l)	75	17
Series 2007-7 Class B, 5.75% 6/12/50	7	2
Series 2007-8 Class A3, 5.957% 8/12/49 (l)	65	50
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (e)(l)	1	1
Class H, 0.663% 8/15/19 (e)(l)	6	5
Class J, 0.733% 8/15/19 (e)(l)	5	4
Series 2006-XLF:
Class C, 1.473% 7/15/19 (e)(l)	37	4
Class F, 0.593% 7/15/19 (e)(l)	72	58
Class G, 0.633% 7/15/19 (e)(l)	41	21
Series 2007-XCLA Class A1, 0.473% 7/17/17 (e)(l)	123	68
Series 2007-XLCA Class B, 0.7728% 7/17/17 (e)(l)	89	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (e)(l)	$ 43	$ 14
Class D, 0.463% 10/15/20 (e)(l)	30	8
Class E, 0.523% 10/15/20 (e)(l)	38	8
Class F, 0.573% 10/15/20 (e)(l)	23	4
Class G, 0.613% 10/15/20 (e)(l)	28	6
Class H, 0.703% 10/15/20 (e)(l)	18	2
Class J, 0.853% 10/15/20 (e)(l)	20	2
Class MHRO, 0.963% 10/15/20 (e)(l)	18	2
Class MJPM, 1.273% 10/15/20 (e)(l)	6	1
Class MSTR, 0.973% 10/15/20 (e)(l)	11	1
Class NHRO, 1.163% 10/15/20 (e)(l)	27	2
Class NSTR, 1.123% 10/15/20 (e)(l)	9	1
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (e)(l)(o)	255	4
Series 2004-HQ3 Class A2, 4.05% 1/13/41	21	22
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	109
Series 2006-HQ10 Class A1, 5.131% 11/12/41	24	25
Series 2006-T23 Class A1, 5.682% 8/12/41	67	69
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	11	11
Class A31, 5.439% 2/12/44 (l)	38	35
Series 2007-IQ13 Class A1, 5.05% 3/15/44	12	12
Series 2007-IQ14 Class A1, 5.38% 4/15/49	26	27
Series 2007-T25 Class A2, 5.507% 11/12/49	74	72
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (e)(l)(o)	543	6
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (e)(l)(o)	917	20
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (l)	116	113
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	111	35
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (l)	124	119
Class A4, 5.7705% 10/15/42 (l)	23	20
Series 2006-IQ12 Class B, 5.468% 12/15/43	75	22
Series 2006-T23 Class A3, 5.8075% 8/12/41 (l)	38	36
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	136	37
Series 2007-HQ12:
Class A2, 5.6318% 4/12/49 (l)	535	509
Series A1, 5.519% 4/12/49 (l)	17	18
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	$ 113	$ 88
Class B, 5.914% 4/15/49	18	5
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (e)(l)	121	6
Class D, 0.9728% 7/17/17 (e)(l)	57	3
Class E, 1.0728% 7/17/17 (e)(l)	47	2
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	2	2
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	457	448
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	127	131
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (e)	7	7
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (e)(l)	4	3
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	11	12
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)	64	68
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (e)(l)	58	35
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (e)(l)	78	23
Class F, 0.6281% 8/11/18 (e)(l)	85	17
Class G, 0.6481% 8/11/18 (e)(l)	80	12
Class J, 0.8881% 8/11/18 (e)(l)	18	2
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (e)(l)	5	1
Class AP2, 1.0728% 6/15/20 (e)(l)	9	1
Class F, 0.7528% 6/15/20 (e)(l)	168	34
Class LXR1, 0.9728% 6/15/20 (e)(l)	9	2
Class LXR2, 1.0728% 6/15/20 (e)(l)	115	12
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	25	25
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	148	150
Series 2003-C8 Class A3, 4.445% 11/15/35	327	323
Series 2006-C27 Class A2, 5.624% 7/15/45	67	67
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	$ 199	$ 182
Series 2007-C30:
Class A1, 5.031% 12/15/43	11	11
Class A3, 5.246% 12/15/43	64	62
Class A4, 5.305% 12/15/43	377	302
Class A5, 5.342% 12/15/43	80	57
Series 2007-C31:
Class A1, 5.14% 4/15/47	6	6
Class A4, 5.509% 4/15/47	170	128
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (l)	230	226
Class A3, 5.9289% 6/15/49 (l)	127	99
Series 2003-C6 Class G, 5.125% 8/15/35 (e)	36	18
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(l)	58	53
Class 180B, 5.3979% 10/15/41 (e)(l)	26	24
Series 2005-C19 Class B, 4.892% 5/15/44	75	30
Series 2005-C22:
Class B, 5.3549% 12/15/44 (l)	166	50
Class F, 5.3549% 12/15/44 (e)(l)	125	16
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	350	288
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	75	9
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	225	25
Class D, 5.513% 12/15/43 (l)	120	12
Class XP, 0.4317% 12/15/43 (e)(l)(o)	923	14
Series 2007-C31 Class C, 5.693% 4/15/47 (l)	21	3
Series 2007-C31A Class A2, 5.421% 4/15/47	2,000	1,946
Series 2007-C32:
Class D, 5.7405% 6/15/49 (l)	56	6
Class E, 5.7405% 6/15/49 (l)	89	9
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (l)	50	39
Series 2007-C33 Class B, 5.9023% 2/15/51 (l)	126	20
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,590)		25,802
Municipal Securities - 0.1%
	Shares	Value (000s)
California Gen. Oblig.:
7.5% 4/1/34	240	$ 255
7.55% 4/1/39	360	386
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	132	161
TOTAL MUNICIPAL SECURITIES (Cost $739)		802
Fixed-Income Funds - 12.9%

Fidelity Corporate Bond 1-10 Year Central Fund (m)	242,095	24,590
Fidelity High Income Central Fund 2 (m)	201,756	19,042
Fidelity Mortgage Backed Securities Central Fund (m)	771,763	78,650
TOTAL FIXED-INCOME FUNDS (Cost $122,104)		122,282
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.33% (n)	34,269,124	34,269
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(n)	3,652,125	3,652
TOTAL MONEY MARKET FUNDS (Cost $37,921)		37,921
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $44)	$ 44	44
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $930,379)		968,092
NET OTHER ASSETS - (2.1)%		(20,090)
NET ASSETS - 100%		$ 948,002
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
140 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 7,138	$ 116

The face value of futures purchased as a percentage of net assets - 0.8%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (j)

	Dec. 2034	$ 79	$ (76)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $69,000) (k)	Sept. 2037	295	(287)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $47,000) (k)	Sept. 2037	197	(192)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (j)	March 2034	9	(1)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (j)

	Feb. 2034	$ 1	$ (1)
TOTAL CREDIT DEFAULT SWAPS		$ 581	$ (557)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	44
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	161
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	495
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	815
TOTAL INTEREST RATE SWAPS		$ 18,000	$ 1,515
		$ 18,581	$ 958
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,483,000 or 1.8% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,805,000 or 0.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.

(j) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's® Investor Services, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(k) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$44,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 8
Banc of America Securities LLC	4
Bank of America, NA	8
Deutsche Bank Securities, Inc.	4
ING Financial Markets LLC	1
J.P. Morgan Securities, Inc.	8
Mizuho Securities USA, Inc.	4
Morgan Stanley & Co., Inc.	2
Societe Generale, New York Branch	5
$ 44
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 1,549
Fidelity 1-3 Year Duration Securitized Bond Central Fund	241
Fidelity Cash Central Fund	454
Fidelity Commercial Mortgage-Backed Securities Central Fund	810
Fidelity Corporate Bond 1-10 Year Central Fund	2,210
Fidelity Mortgage Backed Securities Central Fund	3,565
Fidelity Securities Lending Cash Central Fund	55
Fidelity Ultra-Short Central Fund	196
Total	$ 9,080
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 13,170	$ 192	$ 12,007	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	25,879	657	21,822*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	56,418	3,891	34,999	24,590	0.9%
Fidelity High Income Central Fund 2	19,738	5,253	5,195	19,042	4.1%
Fidelity Mortgage Backed Securities Central Fund	88,196	29,916	41,925	78,650	1.0%
Fidelity Ultra-Short Central Fund	27,012	-	22,715*	-	0.0%
Total	$ 230,413	$ 39,909	$ 138,663	$ 122,282
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	51,688	51,688	-	-
Consumer Staples	63,688	63,688	-	-
Energy	60,248	59,281	289	678
Financials	84,830	81,998	2,832	-
Health Care	74,767	74,767	-	-
Industrials	56,828	56,828	-	-
Information Technology	100,521	100,521	-	-
Materials	18,776	17,658	1,118	-
Telecommunication Services	17,049	17,049	-	-
Utilities	21,237	21,237	-	-
Asset-Backed Securities	6,976	-	6,103	873
Cash Equivalents	44	-	44	-
Collateralized Mortgage Obligations	4,505	-	4,216	289
Commercial Mortgage Securities	25,802	-	23,626	2,176
Corporate Bonds	75,855	-	75,855	-
Fixed-Income Funds	122,282	122,282	-	-
Money Market Funds	37,921	37,921	-	-
Municipal Securities	802	-	802	-
U.S. Government Agency - Mortgage Securities	30,851	-	30,851	-
U.S. Government and Government Agency Obligations	113,422	-	113,422	-
Total Investments in Securities:	$ 968,092	$ 704,918	$ 259,158	$ 4,016
Derivative Instruments:
Assets
Futures Contracts	116	116	-	-
Swap Agreements	1,515	-	1,515	-
Total Assets	$ 1,631	$ 116	$ 1,515	$ -
Liabilities
Swap Agreements	$ (557)	$ -	$ (479)	$ (78)
Total Derivative Instruments:	$ 1,074	$ 116	$ 1,036	$ (78)
Other Financial Instruments:
Forward Commitments	$ (4)	$ -	$ (4)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	1,103
Total Realized Gain (Loss)	68
Total Unrealized Gain (Loss)	(761)
Cost of Purchases	3,772
Proceeds of Sales	(244)
Amortization/Accretion	78
Transfers in/out of Level 3	-
Ending Balance	$ 4,016
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	(761)
Derivative Instruments:
Swap Agreements
Beginning Balance	(1,284)
Total Unrealized Gain (loss)	1,206
Transfers in/out of Level 3	-
Ending Balance	$ (78)
Realized gain (loss) on Swap Agreements for the period	6
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	40

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (557)
Equity Risk
Futures Contracts (a)	116	-
Interest Rate Risk
Swap Agreements (b)	1,515	-
Total Value of Derivatives	$ 1,631	$ (557)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	25.4%*
AAA,AA,A	8.3%
BBB	5.7%
BB	1.1%
B	1.0%
CCC,CC,C	0.3%
D	0.2%
Not Rated	0.0%†
Equities	58.8%
Short-Term Investments and Net Other Assets	(0.8)%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

† Amount represents less than 0.1%.
* Includes FDIC Guaranteed Corporate Securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.0%
United Kingdom	1.9%
Switzerland	1.5%
Netherlands	1.3%
Canada	1.2%
Bermuda	1.0%
Others (individually less than 1%)	5.1%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $111,226,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $86,385,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009
Assets
Investment in securities, at value (including securities loaned of $3,530 and repurchase agreements of $44) - See accompanying schedule: Unaffiliated issuers (cost $770,354)	$ 807,889
Fidelity Central Funds (cost $160,025)	160,203
Total Investments (cost $930,379)		$ 968,092
Commitment to sell securities on a delayed delivery basis	(3,108)
Receivable for securities sold on a delayed delivery basis	3,104	(4)
Receivable for investments sold, regular delivery		6,237
Cash		6
Receivable for fund shares sold		573
Dividends receivable		1,241
Interest receivable		1,907
Distributions receivable from Fidelity Central Funds		562
Unrealized appreciation on swap agreements		1,515
Prepaid expenses		3
Other receivables		56
Total assets		980,188

Liabilities
Payable for investments purchased Regular delivery	$ 6,684
Delayed delivery	17,727
Payable for swap agreements	7
Payable for fund shares redeemed	2,044
Unrealized depreciation on swap agreements	557
Accrued management fee	322
Distribution fees payable	374
Payable for daily variation on futures contracts	54
Other affiliated payables	238
Other payables and accrued expenses	527
Collateral on securities loaned, at value	3,652
Total liabilities		32,186

Net Assets		$ 948,002
Net Assets consist of:
Paid in capital		$ 1,124,985
Undistributed net investment income		3,944
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(219,392)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,465
Net Assets		$ 948,002

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($213,093 ÷ 16,905 shares)	$ 12.61

Maximum offering price per share (100/94.25 of $12.61)	$ 13.38
Class T: Net Asset Value and redemption price per share ($621,227 ÷ 48,902 shares)	$ 12.70

Maximum offering price per share (100/96.50 of $12.70)	$ 13.16
Class B: Net Asset Value and offering price per share ($28,750 ÷ 2,285 shares)A	$ 12.58

Class C: Net Asset Value and offering price per share ($60,548÷ 4,823 shares)A	$ 12.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,384 ÷ 1,907 shares)	$ 12.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Dividends		$ 11,394
Interest		8,280
Income from Fidelity Central Funds		9,080
Total income		28,754

Expenses
Management fee	$ 3,614
Transfer agent fees	2,508
Distribution fees	4,177
Accounting and security lending fees	378
Custodian fees and expenses	230
Independent trustees' compensation	6
Depreciation in deferred trustee compensation account	(1)
Registration fees	80
Audit	102
Legal	10
Miscellaneous	53
Total expenses before reductions	11,157
Expense reductions	(52)	11,105
Net investment income (loss)		17,649
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(188,539)
Fidelity Central Funds	(25,949)
Foreign currency transactions	(240)
Futures contracts	(686)
Swap agreements	(631)
Total net realized gain (loss)		(216,045)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $4)	42,251
Assets and liabilities in foreign currencies	6
Futures contracts	116
Swap agreements	1,739
Delayed delivery commitments	(4)
Total change in net unrealized appreciation (depreciation)		44,108
Net gain (loss)		(171,937)
Net increase (decrease) in net assets resulting from operations		$ (154,288)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,649	$ 20,975
Net realized gain (loss)	(216,045)	23,259
Change in net unrealized appreciation (depreciation)	44,108	(148,320)
Net increase (decrease) in net assets resulting from operations	(154,288)	(104,086)
Distributions to shareholders from net investment income	(14,423)	(25,979)
Distributions to shareholders from net realized gain	(4,006)	(106,465)
Total distributions	(18,429)	(132,444)
Share transactions - net increase (decrease)	(81,218)	46,614
Total increase (decrease) in net assets	(253,935)	(189,916)

Net Assets
Beginning of period	1,201,937	1,391,853
End of period (including undistributed net investment income of $3,944 and distributions in excess of net investment income of $43, respectively)	$ 948,002	$ 1,201,937

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 J

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44
Income from Investment Operations
Net investment income (loss)E	.25	.29	.32	.21	.33	.37 H
Net realized and unrealized gain (loss)	(1.93)	(1.42)	1.84	.84	.58	.59
Total from investment operations	(1.68)	(1.13)	2.16	1.05	.91	.96
Distributions from net investment income	(.21)	(.36)	(.34)	(.22)	(.39)	(.36)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.26)	(1.69)	(1.19)	(1.21) M	(.39)	(.36)
Net asset value, end of period	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04
Total Return B, C, D	(11.30)%	(7.52)%	13.55%	6.66%	5.77%	6.28%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06%	.98%	.98%	.99% A	1.00%	.98%
Expenses net of fee waivers, if any	1.06%	.98%	.98%	.99% A	1.00%	.98%
Expenses net of all reductions	1.06%	.97%	.97%	.98% A	.96%	.97%
Net investment income (loss)	2.24%	1.82%	1.89%	1.70% A	2.05%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$ 213	$ 270	$ 266	$ 208	$ 169	$ 149
Portfolio turnover rate G	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. K For the period ended November 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 J

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50
Income from Investment Operations
Net investment income (loss) E	.23	.25	.28	.18	.29	.33 H
Net realized and unrealized gain (loss)	(1.95)	(1.44)	1.85	.86	.58	.60
Total from investment operations	(1.72)	(1.19)	2.13	1.04	.87	.93
Distributions from net investment income	(.19)	(.31)	(.29)	(.18)	(.35)	(.31)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.24)	(1.64)	(1.14)	(1.18)	(.35)	(.31)
Net asset value, end of period	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12
Total Return B, C, D	(11.54)%	(7.77)%	13.32%	6.53%	5.47%	6.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29%	1.20%	1.20%	1.22% A	1.24%	1.24%
Expenses net of fee waivers, if any	1.29%	1.20%	1.20%	1.22% A	1.24%	1.24%
Expenses net of all reductions	1.29%	1.20%	1.20%	1.21% A	1.21%	1.23%
Net investment income (loss)	2.01%	1.59%	1.66%	1.47% A	1.81%	2.08%
Supplemental Data
Net assets, end of period (in millions)	$ 621	$ 778	$ 948	$ 949	$ 1,038	$ 1,278
Portfolio turnover rate G	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. K For the period ended November 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 J

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38
Income from Investment Operations
Net investment income (loss) E	.16	.16	.18	.10	.19	.24 H
Net realized and unrealized gain (loss)	(1.92)	(1.43)	1.82	.85	.59	.59
Total from investment operations	(1.76)	(1.27)	2.00	.95	.78	.83
Distributions from net investment income	(.13)	(.21)	(.18)	(.11)	(.26)	(.23)
Distributions from net realized gain	(.04)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.17)	(1.54)	(1.03)	(1.10)M	(.26)	(.23)
Net asset value, end of period	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98
Total Return B, C, D	(11.98)%	(8.31)%	12.59%	6.03%	4.92%	5.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83%	1.79%	1.80%	1.84% A	1.85%	1.84%
Expenses net of fee waivers, if any	1.83%	1.79%	1.80%	1.84% A	1.83%	1.80%
Expenses net of all reductions	1.83%	1.78%	1.80%	1.83% A	1.80%	1.80%
Net investment income (loss)	1.46%	1.00%	1.06%	.85% A	1.21%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 45	$ 64	$ 79	$ 99	$ 122
Portfolio turnover rate G	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. K For the period ended November 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 J

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37
Income from Investment Operations
Net investment income (loss) E	.17	.16	.19	.11	.20	.24 H
Net realized and unrealized gain (loss)	(1.93)	(1.41)	1.82	.84	.58	.60
Total from investment operations	(1.76)	(1.25)	2.01	.95	.78	.84
Distributions from net investment income	(.13)	(.23)	(.20)	(.12)	(.26)	(.23)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.18)	(1.56)	(1.05)	(1.11) M	(.26)	(.23)
Net asset value, end of period	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98
Total Return B, C, D	(12.02)%	(8.22)%	12.66%	6.04%	4.94%	5.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82%	1.74%	1.75%	1.78% A	1.81%	1.80%
Expenses net of fee waivers, if any	1.82%	1.74%	1.75%	1.78% A	1.81%	1.80%
Expenses net of all reductions	1.81%	1.74%	1.74%	1.77% A	1.77%	1.80%
Net investment income (loss)	1.48%	1.05%	1.11%	.91% A	1.24%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 61	$ 79	$ 82	$ 73	$ 73	$ 79
Portfolio turnover rate G	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. K For the period ended November 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59
Income from Investment Operations
Net investment income (loss) D	.28	.33	.38	.25	.37	.41 G
Net realized and unrealized gain (loss)	(1.95)	(1.44)	1.86	.85	.59	.60
Total from investment operations	(1.67)	(1.11)	2.24	1.10	.96	1.01
Distributions from net investment income	(.25)	(.40)	(.39)	(.24)	(.43)	(.39)
Distributions from net realized gain	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.30)	(1.73)	(1.24)	(1.24)	(.43)	(.39)
Net asset value, end of period	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21
Total Return B, C	(11.07)%	(7.29)%	13.92%	6.89%	6.04%	6.55%
Ratios to Average Net Assets E, H
Expenses before reductions	.79%	.71%	.68%	.69% A	.75%	.74%
Expenses net of fee waivers, if any	.79%	.71%	.68%	.69% A	.75%	.74%
Expenses net of all reductions	.78%	.70%	.67%	.67% A	.71%	.73%
Net investment income (loss)	2.51%	2.09%	2.18%	2.00% A	2.30%	2.59%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 29	$ 32	$ 17	$ 20	$ 28
Portfolio turnover rate F	215% K	103% K	88% K	59% A	145%	68%

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J For the period ended November 30. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	Fidelity Management & Research Company, Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments ,as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, municipal securities and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. the Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, SWAP agreements, certain foreign taxes, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, passive foreign investment companies (PFIC), foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 69,548
Unrealized depreciation	(52,981)
Net unrealized appreciation (depreciation)	$ 16,567
Undistributed ordinary income	$ 4,095
Capital loss carryforward	$ (111,226)
Cost for federal income tax purposes	$ 951,525

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 16,005	$ 45,141
Long-term Capital Gains	2,424	87,303
Total	$ 18,429	$ 132,444

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

Annual Report

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $581 representing 0.06% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(577). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $581 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	(1,197)	1,133
Equity Risk
Futures Contracts	(686)	116
Interest Rate Risk
Swap Agreements	566	606
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (1,317)	$ 1,855

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(686) for futures contracts, and $(631) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $116 for futures contracts and $1,739 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $1,352,629 and $1,468,842, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 484	$ 21
Class T	.25%	.25%	2,840	28
Class B	.75%	.25%	290	218
Class C	.75%	.25%	563	66
			$ 4,177	$ 333

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	23
Class B*	71
Class C*	8
$ 153

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 582.30
Class T	1,588.28
Class B	94.32
Class C	174.31
Institutional Class	70.28
	$ 2,508

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $31 for the period.

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 13,614	218
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 17,758	246

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $8. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $55.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $48 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008
From net investment income
Class A	$ 3,606	$ 6,349
Class T	9,305	16,924
Class B	315	728
Class C	637	1,209
Institutional Class	560	769
Total	$ 14,423	$ 25,979
From net realized gain
Class A	$ 906	$ 20,978
Class T	2,584	71,765
Class B	131	4,800
Class C	254	6,415
Institutional Class	131	2,507
Total	$ 4,006	$ 106,465

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class A
Shares sold	4,151	6,357	$ 46,493	$ 100,338
Reinvestment of distributions	384	1,587	4,306	26,266
Shares redeemed	(6,227)	(4,655)	(69,917)	(71,808)
Net increase (decrease)	(1,692)	3,289	$ (19,118)	$ 54,796
Class T
Shares sold	10,723	7,304	$ 119,671	$ 114,982
Reinvestment of distributions	1,006	5,080	11,362	85,131
Shares redeemed	(15,922)	(13,527)	(179,021)	(214,462)
Net increase (decrease)	(4,193)	(1,143)	$ (47,988)	$ (14,349)
Class B
Shares sold	414	482	$ 4,634	$ 7,577
Reinvestment of distributions	37	302	409	5,034
Shares redeemed	(1,250)	(1,371)	(13,847)	(21,423)
Net increase (decrease)	(799)	(587)	$ (8,804)	$ (8,812)
Class C
Shares sold	1,109	1,566	$ 12,303	$ 24,649
Reinvestment of distributions	69	397	770	6,599
Shares redeemed	(1,832)	(1,246)	(19,970)	(19,444)
Net increase (decrease)	(654)	717	$ (6,897)	$ 11,804
Institutional Class
Shares sold	1,275	826	$ 15,673	$ 13,366
Reinvestment of distributions	58	173	661	2,907
Shares redeemed	(1,395)	(823)	(14,745)	(13,098)
Net increase (decrease)	(62)	176	$ 1,589	$ 3,175

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 2.80% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,846,427 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Institutional Class designates 18%, 41%, 62% and 62% of the dividends distributed in October 2008, December 2008, April 2009 and July 2009, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 17%, 44%, 71% and 72% of the dividends distributed in October 2008, December 2008, April 2009 and July 2009 during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-UANN-1009
1.786674.106

Item 2. Code of Ethics

As of the end of the period, August 31, 2009, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Balanced Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$66,000	$-	$6,600	$-

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$84,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2009A	August 31, 2008A
Audit-Related Fees	$815,000	$410,000
Tax Fees	$2,000	$-
All Other Fees	$405,000	$470,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2009 A	August 31, 2008 A
Deloitte Entities	$1,340,000	$1,075,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2009